Securities Act Registration No. 333-178833

Investment Company Act Registration No. 811-22655

As filed with the Securities and Exchange Commission on August 21, 2026

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 654

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒	Amendment No. 657

(Check appropriate box or boxes.)

Northern Lights Fund Trust III

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (631) 490-4300

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)	Brian Curley Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 (631) 470-2688

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Counterpoint Quantitative Large Equity ETF

[CPQL]

PROSPECTUS

[     ], 2026

Adviser:

COUNTERPOINT FUNDS, LLC
12770 High Bluff Drive, Suite 380
San Diego, CA 92130

www.counterpointfunds.com	1-844-509-2775

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Fund are listed and traded on NYSE Arca, Inc. (the “Exchange”).

TABLE OF CONTENTS

FUND SUMMARY	1
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	4
Investment Objective	4
Principal Investment Strategies	4
Principal Investment Risks	4
Temporary Investments	6
Portfolio Holdings Disclosure	6
Cybersecurity	6
MANAGEMENT	7
Investment Adviser	7
Portfolio Managers	7
HOW SHARES ARE PRICED	7
HOW TO BUY AND SELL SHARES	9
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	9
DISTRIBUTION AND SERVICE PLAN	9
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	9
FUND SERVICE PROVIDERS	10
OTHER INFORMATION	11
FINANCIAL HIGHLIGHTS	12
PRIVACY NOTICE	13

FUND SUMMARY– COUNTERPOINT QUANTITATIVE LARGE EQUITY ETF

Investment Objective: The Fund seeks long-term capital appreciation

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[0.50]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Fee Waiver and/or Expense Reimbursement (2)	([ ]%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[0.65]%

(1)	Estimated for the current fiscal year.

(2)	Counterpoint Funds, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses of the Fund, until at least [ ], 2028 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) of any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed [0.65]% of the Fund’s net assets. This fee waiver and expense reimbursement are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations, the portfolio turnover rate is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Principal Investment Strategies: The Adviser actively manages the Fund’s portfolio by using a quantitative, model-based approach to security selection. Under normal market circumstances, the Fund invests at least 80% of its assets (plus the amount of borrowings, if any) in large-capitalization common stocks and American Depositary Receipts (“ADRs”). The Adviser defines “large-capitalization” to be companies that are a part of the top 70% percentile of market cap of the entire market. The Fund holds at least 50 U.S. listed stocks or American Depository Receipts (“ADRs”). The stocks selected are among the highest-ranking stocks as determined by quantitative models.

The quantitative approach uses results from the Counterpoint Machine Learning Model™ to rank stocks of large-capitalization U.S. domiciled companies and ADRs. Machine learning is a type of artificial intelligence (“A.I.”) that finds relationships between variables and outcomes, and uncovers interactions between multiple variables. The Fund’s models use over 40 variables as inputs. These variables revolve around themes of value, long-term reversal, stock price momentum, company profitability, investor sentiment toward the company, and stock price stability.

If the Adviser’s research indicates that a specific combination of variables would have improved the accuracy of the model’s predictions, then the Adviser will use that combination of variables going forward if supported by economic reasons and/or investor behavioral biases.

The models use these variables and identify generalized relationships between historic realized stock returns and the values of those variables. The learned relationship between the input variables and the realized historic returns is updated between portfolio rebalances, allowing the models to adjust to changing market conditions. The models rank the stocks based on their expected future performance. At least every quarter, the Adviser rebalances the portfolio based on the stocks’ current rankings. The Adviser adjusts the output from the model to limit

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the maximum exposure to any one sector to 35% or less of the Fund’s net assets. The Fund will not invest more than 25% of its net assets in any one industry or group of industries within a sector.

Principal Investment Risks: The following describes the risks the Fund of invest in the Fund. As with all funds, there is a risk that you could lose money through your investment in the Fund and there is no guarantee that the Fund will achieve its goal. Many factors affect the Fund’s net asset value (“NAV”) and performance.

Active Management Risk: The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to its benchmark, or not to achieve its investment goal.

ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Authorized Participant Risk: Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (defined below), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. AP concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund causes the net asset value (“NAV”) of the Fund to fluctuate.

○	Common Stock Risks: Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock is subject to greater dividend risk than preferred stocks or debt instruments of the same issuer.

ETF Structure Risk: The Fund is structured as an ETF and is subject to the special risks, including:

○	Not Individually Redeemable: Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Aps on an agency basis (i.e., on behalf of other market participants).

○	Trading Issues: An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as APs that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount or a premium to NAV. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Fluctuation of Net Asset Value Risk: The NAV of the Shares generally fluctuates with changes in the market value of the Fund’s holdings. The market prices of the Shares generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Large Capitalization Companies Risk: Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

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Limited History of Operations Risk: The Fund is a new fund with no history of operations for investors to evaluate.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Model Risk: Like any quantitative analysis, the Adviser’s investment model carries a risk that the model used might be based on one or more incorrect assumptions, including as a result of the Adviser’s incorrect assumptions and assessment with respect to the quality and/or relevance of the inputs and relationship between inputs. The possibility of an inaccurate or incorrect assessment of machine learning data can negatively impact the effectiveness of the model. Rapidly changing and unforeseen market dynamics could lead to a decrease in the short-term effectiveness of the model and could have an adverse effect on the securities selected for the Fund. No assurance can be given that the Fund will be successful under all or any market conditions.

Portfolio Turnover Risk: The Fund often buys and sells investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Sector Exposure Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

Securities Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.counterpointfunds.com or by calling 844-509-2775.

Investment Adviser: Counterpoint Funds, LLC.

Portfolio Managers: Each of Joseph Engelberg, Ph.D., Chief Research Officer of the Adviser, and Michael Krause, CFA, co-founder of the Adviser, has served the Fund as a Portfolio Manager since it commenced operations.

Purchase and Sale of Fund Shares: Individual Shares may be purchased and sold in secondary market transactions through a broker dealer or at market price. Shares are listed for trading on the Exchange and trade at market prices rather than NAV. Shares may trade at a price that is greater than, at, or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the second market (the “bid-ask spread”). Information on the Fund’s NAV, market price, premiums and discounts and bid-ask spreads is available at www.counterpointfunds.com.

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE: The Fund seeks long-term capital appreciation.

The Fund’s investment objective may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES: The Adviser actively manages the Fund’s portfolio by using a quantitative, model-based approach to security selection. Under normal market circumstances, the Fund invests at least 80% of its assets (plus the amount of borrowings, if any) in large-capitalization common stocks and American Depositary Receipts (“ADRs”). The Adviser defines “large-capitalization” to be companies that are a part of the top 70% percentile of market cap of the entire market. The Fund holds at least 50 U.S. listed stocks or ADRs. The stocks selected are among the highest-ranking stocks as determined by quantitative models.

The quantitative approach uses results from the Counterpoint Machine Learning Model™ to rank stocks of large-capitalization U.S. domiciled companies and ADRs. Machine learning is a type of artificial intelligence (“A.I.”) that finds relationships between variables and outcomes, and uncovers interactions between multiple variables. The Fund’s models use over 40 variables as inputs. These variables revolve around themes of value, long-term reversal, stock price momentum, company profitability, investor sentiment toward the company, and stock price stability.

Value variables may include ratios such as price to sales, operational cash flow to enterprise value, and price to book adjusted for intangibles. Long-term reversal variables include stock performance over several years. Momentum variables include compositions of 2 to 12 month stock returns, ratios of price to moving averages across various time frames, and stock return seasonality. Sentiment variables may include changes to analyst expectations of stock earnings, revenues, and other metrics, ratio of stock price to analyst targets, various measures of short interest and market demand to borrow shares from short sellers. Stock profitability is generally considered a type of earnings quality metric, while price stability is analogous to measures of stock price volatility. The Adviser uses broadly available academic research literature and its own proprietary research to determine specific combinations of variables to input in the models.

Multiple models are utilized. Generally, the Adviser utilizes machine learning models that use gradient-boosted trees, as well as neural networks. Gradient boosting is a machine learning approach where one small decision tree model builds upon the results of a series of multiple small decision tree models to minimize overall prediction error. A neural network is a method in A.I. that teaches computers to process data in a way that is inspired by the human brain. It uses interconnected nodes or neurons in a layered structure that resembles the human brain. The weighting and choice of these specific models is proprietary information to the Adviser and may change as warranted by the Adviser’s research.

If the Adviser’s research indicates that a specific combination of variables would have improved the accuracy of the model’s predictions, then the Adviser will use that combination of variables going forward if supported by economic reasons and/or investor behavioral biases.

The models use these variables and identify generalized relationships between historic realized stock returns and the values of those variables. The learned relationship between the input variables and the realized historic returns is updated between portfolio rebalances, allowing the models to adjust to changing market conditions. The models rank the stocks based on their expected future performance. At least every quarter, the Adviser rebalances the portfolio based on the stocks’ current rankings. The Adviser adjusts the output from the model to limit the maximum exposure to any one sector to 35% or less of the Fund’s net assets. The Fund will not invest more than 25% of its net assets in any one industry or group of industries within a sector.

PRINCIPAL INVESTMENT RISKS

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds (“Underlying Funds”). As with all funds, there is a risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.

Active Management Risk: The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to its benchmark, or not to achieve its investment goal.

ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Authorized Participant Risk: Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the

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extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. AP concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate.

○	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable: Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. AP concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

○	Trading Issues: Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as AP that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk: Individual Shares that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount or a premium to NAV. The discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.

■	To the extent APs exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the Fund’s NAV.

■	The market price for Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

■	In stressed market conditions, the market for Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of Shares may, in turn, lead to differences between the market value of Shares and the Fund’s NAV.

Large Capitalization Companies Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller

5

capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Limited History of Operations Risk: The Fund has a limited history of operations for investors to evaluate.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. It is not known how long such impacts would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Model Risk: Like any quantitative analysis, the Adviser’s investment model carries a risk that the model used might be based on one or more incorrect assumptions including as a result of the Adviser’s incorrect assumptions and assessment with respect to the quality and/or relevance of the inputs and relationship between inputs. The possibility of an inaccurate or incorrect assessment of machine learning data can negatively impact the effectiveness of the model. Rapidly changing and unforeseen market dynamics could lead to a decrease in the short-term effectiveness of the model and could have an adverse effect on the securities selected for the Fund. No assurance can be given that the Fund will be successful under all or any market conditions.

Portfolio Turnover Risk: The Fund often buys and sells investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Sector Exposure Risk: The Fund will be subject to the risk that economic, political or other conditions that have a negative effect on these sectors may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Securities Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold. Security prices change daily, sometimes rapidly, in response to company activity and general economic and market conditions. Certain securities may decline in value even during periods when the prices of equity securities in general are rising, or may not perform as well as the market in general. Security prices may also experience greater volatility during periods of challenging market conditions such as the one that the market recently experienced.

TEMPORARY INVESTMENTS: To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

PORTFOLIO HOLDINGS DISCLOSURE: A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information.

CYBERSECURITY: The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

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Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

INVESTMENT ADVISER: Counterpoint Funds, LLC (the “Adviser”), located at 12770 High Bluff Drive, Suite 380, San Diego, California 92130, serves as the Fund’s investment adviser. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser manages mutual funds and ETFs and had approximately $[ ] billion in assets under management as of [ ], 2026.

Subject to the oversight of the Board of Trustees, the Adviser is responsible for managing the Fund’s investments, executing transactions and providing related administrative services and facilities under an Investment Advisory Agreement between the Fund and the Adviser.

The management fee set forth in the Investment Advisory Agreement is [0.50]% annually, to be paid on a monthly basis. In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings. A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement will be available in the Fund’s Form N-CSR for its initial fiscal period.

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, until at least May 1, 2028 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) of any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.65% of the Fund’s net assets. This fee waiver and expense reimbursement are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits in place at the time of recapture. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.

PORTFOLIO MANAGERS

The Fund is managed on a day to day basis by Michael Krause, CFA, and Joseph Engelberg, Ph.D. Mr. Krause and Dr. Engelberg have each served as a Portfolio Manager of the Fund since [ ], 2026.

Mr. Krause co-founded the Adviser in 2014.

Dr. Engelberg has served as Chief Research Officer of the Adviser since 2015 and is also a Professor of Finance at University California San Diego, Rady School of Management.

The Statement of Additional Information (“SAI”) provides additional information about the Portfolio Managers’ compensation, other accounts managed and ownership of Shares.

HOW SHARES ARE PRICED

Shares of the Fund are bought and sold at a price in two different ways depending upon the type of investor.

All investors including retail investors and authorized participants may buy and sell Shares in secondary market transactions through brokers at market prices and the Shares will trade at market prices.

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Only authorized participants may buy and redeem Shares from a Fund directly and those transactions are effected at the Fund’s NAV. The NAV of the Fund is determined at close of regular trading (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by determining, the aggregate market value of all assets of the applicable Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The Exchange is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (“Exchange Close”). The NAV takes into account, the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the Exchange on that day.

Generally, the Fund’s portfolio securities, including securities issued by ETFs, are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded on any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its “Valuation Designee” for execution of these procedures. The Valuation Designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board of Trustees reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s portfolio securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares.

In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security may be priced using alternative market prices provided by a pricing service. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, alternative market prices may be used to value the security. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine NAV, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund’s NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Premium/Discount Information

Most investors will buy and sell Shares in secondary market transactions through brokers at market prices and the Shares will trade at market prices. The market price of Shares may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Information regarding how often the Shares traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at www.counterpointfunds.com.

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HOW TO BUY AND SELL SHARES

Shares will be listed for trading on NYSE Arca, Inc. under the symbol [CPQL]. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares at their market price, and Shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Juneteenth, Labor Day, Thanksgiving Day and Christmas Day. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Only APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units, of 25,000 Shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of Trustees has not adopted a policy of monitoring other frequent activity because Shares are listed for trading on a national securities exchange.

DISTRIBUTION AND SERVICE PLAN

The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Unlike interests in conventional mutual funds, which typically are bought and sold from and to the fund only at closing NAVs, shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders. Creations Units that are redeemed for cash may cause the Fund to incur brokerage costs or generate taxable gains or losses that may not have occurred with redemptions-in-kind. These costs could be imposed on the Fund and decrease the Fund’s NAV if not offset by a transaction fee paid by an AP.

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	the Fund makes distributions;

●	you sell your Shares listed on the Exchange; and

●	you purchase or redeem Creation Units.

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Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid monthly by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to the Shares at the rate for net capital gain. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations – the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations – subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional Shares through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Fund is required to withhold 28% of your distributions and redemption proceeds if you have not provided the Fund with a correct social security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses from sales of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the Shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price. See “Tax Status” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Shares under all applicable tax laws. See “Tax Status” in the SAI for more information.

FUND SERVICE PROVIDERS

Ultimus Fund Solutions, LLC is the Fund’s administrator and fund accountant. It has its principal office at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. It is an affiliate of the Distributor (as defined below).

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110, is the Fund’s custodian and transfer agent.

Northern Lights Distributors, LLC (the “Distributor”), 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474, is the distributor for the shares of the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

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Thompson Hine LLP, 41 South High Street, 17th Floor, Columbus, OH 43215, serves as legal counsel to the Trust.

[   ], , serves as the Fund’s independent registered public accounting firm. [   ] performs annual audits of the Fund’s financial statements and provides other audit, tax and related services for the Fund.

OTHER INFORMATION

Investments by Investment Companies

For purposes of the 1940 Act, the Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies to certain limits, including shares of the Fund. Rule 12d1-4 permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such registered investment companies enter into an agreement with the Trust.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Householding: To reduce expenses, the Fund mails only one copy of the prospectus and each annual and semi-annual report to those addresses shared by accounts that have requested paper copies of these documents. If you wish to receive individual copies of these documents, please call the Fund at 844-509-2775 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies 30 days after receiving your request.

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FINANCIAL HIGHLIGHTS

Because the Fund has only recently commenced investment operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

12

PRIVACY NOTICE

Rev. June 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Assets ● Retirement Assets ● Transaction History ● Checking Account Information	● Purchase History ● Account Balances ● Account Transactions ● Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (631) 490-4300

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Who we are
Who is providing this notice?	Northern Lights Fund Trust III

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

●     Open an account

●     Provide account information

●     Give us your contact information

●     Make deposits or withdrawals from your account

●     Make a wire transfer

●     Tell us where to send the money

●     Tells us who receives the money

●     Show your government-issued ID

●     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

●     Affiliates from using your information to market to you

●     Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust III doesn’t jointly market.

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Counterpoint Quantitative Large Equity ETF

Adviser	Counterpoint Funds, LLC 12770 High Bluff Drive, Suite 280 San Diego, CA 92130	Distributor	Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022-3474
Custodian & Transfer Agent	Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Administrator	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	Independent Registered Public Accountant	[ ]

Additional information about the Fund is included in the Fund’s SAI dated [     ], 2026. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Fund’s policies and management. Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Fund, or to make shareholder inquiries about the Fund, please call 844-509-2775. Information relating to the Fund can be found on the website at www.counterpointfunds.com. You may also write to:

Counterpoint Quantitative Large Equity ETF
c/o Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-22655

SUBJECT TO COMPLETION

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Counterpoint Quantitative Large Equity ETF

[CPQL]

a series of Northern Lights Fund Trust III

STATEMENT OF ADDITIONAL INFORMATION

[     ], 2026

Listed and traded on:
NYSE

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for Counterpoint Quantitative Equity Large Fund (the “Fund”) dated [DATE], 2026, which is incorporated by reference into this SAI (i.e., legally made a part of this SAI). Copies may be obtained without charge by contacting the Fund’s Transfer Agent, Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246 or by calling 1-844-273-8637. You may also obtain a prospectus by visiting the Fund’s website at www.counterpointfunds.com.

TABLE OF CONTENTS

THE FUND	1
TYPES OF INVESTMENTS	1
INVESTMENT RESTRICTIONS	21
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS	22
MANAGEMENT	24
CONTROL PERSONS AND PRINCIPAL HOLDERS	29
INVESTMENT ADVISER	30
THE DISTRIBUTOR	32
PORTFOLIO MANAGERS	34
ALLOCATION OF PORTFOLIO BROKERAGE	34
PORTFOLIO TURNOVER	35
OTHER SERVICE PROVIDERS	35
DESCRIPTION OF SHARES	37
ANTI-MONEY LAUNDERING PROGRAM	37
PURCHASE, REDEMPTION AND PRICING OF SHARES	37
TAX STATUS	48
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	52
LEGAL COUNSEL	52
FINANCIAL STATEMENTS	52
APPENDIX A - PROXY VOTING POLICIES AND PROCEDURES	A-1

THE FUND

The Fund is a diversified series of Northern Lights Fund Trust III, a Delaware statutory trust organized on December 5, 2011 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board”).

The Fund may issue an unlimited number of shares (“Shares”) of beneficial interest. All Shares have equal rights and privileges. Each Share is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each Share is entitled to participate equally with other Shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional Shares have proportionately the same rights, including voting rights, as are provided for a full Share.

Counterpoint Funds, LLC (the “Adviser”) is the Fund’s investment adviser. The Fund’s investment objective, restrictions and policies are more fully described here and in the Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time.

The Fund issues and redeems Shares at net asset value (“NAV”) only in aggregations of 25,000 Shares (each a “Creation Unit”). The Fund issues and redeems Creation Units principally in exchange for an in-kind deposit of a basket of designated securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. The Fund is expected to be approved for listing, subject to notice of issuance, on the NYSE (the “Exchange”). Shares will trade on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of the Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

The Fund reserves the right to offer creations and redemptions of Shares for cash. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 115% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees, may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions. See PURCHASE, REDEMPTION AND PRICING OF SHARES below.

TYPES OF INVESTMENTS

The investment objective of the Fund and the description of the Fund’s principal investment strategies are set forth under “Investment Objective” and “Principal Investment Strategies” in the Prospectus. The Fund is actively managed. The Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust.

The following pages contain more detailed information about the types of instruments in which the Fund may invest directly or indirectly as a principal or non-principal investment strategy. These instruments include other investment companies and strategies the Adviser may employ in pursuit of the Fund’s investment objective and a summary of related risks.

Equity Securities

Equity securities in which the Fund invests include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Preferred Stock

The Fund may invest in preferred stock with no minimum credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

Fixed Income/Debt/Bond Securities

Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in the Fund will be subjected to risk even if all fixed income securities in the Fund’s portfolio are paid in full at maturity. All fixed income securities, including U.S. government securities, can change in value when there is a change in interest rates or the issuer’s actual or perceived creditworthiness or ability to meet its obligations.

There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

The corporate debt securities in which the Fund may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate’s current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations typically redeemable upon not more than 30 days’ notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

The Fund may invest in sovereign bonds. Sovereign bonds involve special risks that are not present in corporate bonds. The governmental authority that controls the repayment of the bonds may be unable or unwilling to make interest payments and/or repay the principal on its bonds. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses to holders of such government’s debt.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

The Fund may invest in debt securities, including non-investment grade debt securities. The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

At times, some of the mortgage-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium.

Certificates of Deposit and Bankers’ Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Fund may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset, or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Time Deposits and Variable Rate Notes

The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties. The commercial paper obligations which the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund’s investment restriction on illiquid investments unless such notes can be put back to the issuer on demand within seven days.

Commercial Paper

The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

Repurchase Agreements

The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid investments. In the event of bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

High Yield Securities

The Fund may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer’s financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Fund’s investments in lower rated securities.

High yield. High risk investments may include the following:

Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds sold without registration under the Securities Act of 1933, as amended (the “Securities Act”), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries.

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Fund may hold such common stock and other securities even if it does not invest in such securities.

Municipal Government Obligations

In general, municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes and municipal lease obligations. Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax, that may become available in the future as long as the Board determines that an investment in any such type of obligation is consistent with the Fund’s investment objectives. Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets or domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

Bonds and Notes. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment and facilities, such as vehicles, telecommunications and computer equipment and other capital assets. The Fund may invest in underlying funds that purchase these lease obligations directly, or it may purchase participation interests in such lease obligations (See “Participation Interests” section). States have different requirements for issuing municipal debt and issuing municipal leases. Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a “non-appropriation” clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes. Accordingly, such obligations are subject to “non-appropriation” risk. Municipal leases may be secured by the underlying capital asset and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.

Master Limited Partnerships (“MLPs”)

An MLP is an entity that is generally taxed as a partnership for federal income tax purposes and that derives each year at least 90% of its gross income from “Qualifying Income”. Qualifying Income for MLPs includes interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from commodities or commodity futures, and income and gain from mineral or natural resources activities that generate Qualifying Income. MLP interests (known as units) are traded on securities exchanges or over-the-counter. An MLP’s organization as a partnership and compliance with the Qualifying Income rules generally eliminates federal tax at the entity level.

An MLP has one or more general partners (who may be individuals, corporations, or other partnerships) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. Typically, the general partner is owned by company management or another publicly traded sponsoring corporation. When an investor buys units in an MLP, the investor becomes a limited partner.

MLPs are formed in several ways. A nontraded partnership may decide to go public. Several nontraded partnerships may roll up into a single MLP. A corporation may spin-off a group of assets or part of its business into an MLP of which it is the general partner, to realize the assets’ full value on the marketplace by selling the assets and using the cash proceeds received from the MLP to address debt obligations or to invest in higher growth opportunities, while retaining control of the MLP. A corporation may fully convert to an MLP, although since 1986 the tax consequences have made this an unappealing option for most corporations. Unlike the ways described above, it is also possible for a newly formed entity to commence operations as an MLP from its inception.

The sponsor or general partner of an MLP, other energy companies, and utilities may sell assets to MLPs in order to generate cash to fund expansion projects or repay debt. The MLP structure essentially transfers cash flows generated from these acquired assets directly to MLP limited partner unitholders.

In the case of an MLP buying assets from its sponsor or general partner the transaction is intended to be based upon comparable terms in the acquisition market for similar assets. To help ensure that appropriate protections are in place, the board of the MLP generally creates an independent committee to review and approve the terms of the transaction. The committee often obtains a fairness opinion and can retain counsel or other experts to assist its evaluation. Since both parties normally have a significant equity stake in the MLP, both parties are aligned to see that the transaction is accretive and fair to the MLP.

As a motivation for the general partner to successfully manage the MLP and increase cash flows, the terms of MLPs typically provide that the general partner receives a larger portion of the net income as distributions reach higher target levels. As cash flow grows, the general partner receives a greater interest in the incremental income compared to the interest of limited partners. Although the percentages vary among MLPs, the general partner’s marginal interest in distributions generally increases from 2% to 15% at the first designated distribution target level moving up to 25% and ultimately 50% as pre-established distribution per unit thresholds are met. Nevertheless, the aggregate amount distributed to limited partners will increase as MLP distributions reach higher target levels. Given this incentive structure, the general partner has an incentive to streamline operations and undertake acquisitions and growth projects in order to increase distributions to all partners.

Because the MLP itself generally does not pay federal income tax, its income or loss is allocated to its investors, irrespective of whether the investors receive any cash payment or other distributions from the MLP. An MLP typically makes quarterly cash distributions. Although they resemble corporate dividends, MLP distributions are treated differently for tax purposes. The MLP distribution is treated as a return of capital to the extent of the investor’s basis in his or her MLP interest and, to the extent the distribution exceeds the investor’s basis in the MLP, generally as capital gain. The investor’s original basis is the price paid for the units. The basis is adjusted downwards with each distribution and allocation of deductions (such as depreciation) and losses, and upwards with each allocation of taxable income and gain.

The partner will not incur federal income tax on distributions until: (1) he or she sells their MLP units and pays tax on his or her gain, which gain is increased due to the basis decrease due to prior distributions; or (2) his or her basis reaches zero. When the units are sold, the difference between the sales price and the investor’s adjusted basis is gain or loss for federal income tax purposes.

The business of certain MLPs is affected by supply and demand for energy commodities because such MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/or marketed. Pipeline MLPs have indirect commodity exposure to gas and oil price volatility because although they do not own the underlying energy commodity, the general level of commodity prices may affect the volume of the commodity that the MLP delivers to its customers and the cost of providing services such as distributing natural gas liquids (“NGLs”). The costs of natural gas pipeline MLPs to perform services may exceed the negotiated rates under “negotiated rate” contracts. Specifically, processing MLPs may be directly affected by energy commodity prices. Propane MLPs own the underlying energy commodity, and therefore have direct exposure to energy commodity prices, although the Adviser intends to target high quality MLPs that seek to mitigate or manage direct margin exposure to commodity prices. However, the MLP industry in general could be hurt by market perception that an MLP’s performance and valuation are directly tied to commodity prices.

Real Estate Investment Trusts (“REITs”)

The Fund may invest in the equity securities of REITs focused on the energy industry. A REIT is a corporation or business trust that invests in real estate and derives its income from rents or sales of real property or interest on loans secured by mortgages on real property. The market value of REITs may be affected by numerous factors, including decreases in the value of real estate, vacancies, decreases in lease rates, defaults by lessees, changes in the tax laws or by their inability to qualify for the tax-free pass-through of their income.

Energy Trust Securities

The Fund may invest in U.S. royalty trusts. U.S. royalty trusts are generally not subject to U.S. federal corporate income taxation at the trust or entity level. Instead, each unitholder of the U.S. royalty trust is required to take into account its share of all items of the U.S. royalty trust’s income, gain, loss, deduction and expense. It is possible that the Fund’s share of taxable income from a U.S. royalty trust may exceed the cash actually distributed to it from the U.S. royalty trust in a given year. In such a case, the Fund will have less after-tax cash available for distribution to shareholders.

Exchange-Traded Notes (“ETNs”)

The Fund may invest in ETNs, which are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors also can hold ETNs until they mature. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by the Fund to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.

ETNs also are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Fund may also invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (“CPI”). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agency Obligations

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“GNMA”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA and FHLMC.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Securities of Other Investment Companies

The Fund may invest in securities issued by other investment companies. The Fund intends to limit its investments in accordance with applicable law or as permitted by Rule 12d1-4 under the Investment Company Act of 1940, as amended (the “1940 Act”). Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by the Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group ; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same advisor. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its proportionate share of that investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by the Fund’s shareholders.

To the extent applicable, the Fund may rely on Section 12(d)(1)(F) and Rule 12d1-4 under the 1940 Act, which in conjunction with one another allow registered investment companies (such as the Fund) to exceed the limitations described above, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) do not exceed the limits on sales loads established by the Financial Industry Regulatory Authority (“FINRA”) for funds of funds, and the registered investment company “mirror votes” any securities purchased pursuant to Section 12(d)(1)(F).

Investments of the Fund in other investment companies, such as exchange traded funds (“ETFs”) and mutual funds, involve certain additional expenses and certain tax results, which would not be present if directly investing in such funds. Each investment company is subject to specific risks, depending on the nature of the fund. Certain underlying ETFs and mutual funds may employ leverage, which magnifies the changes in the underlying stock or other index upon which they are based.

Closed-End Investment Companies

The Fund may invest its assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally purchases shares of closed-end funds only in the secondary market. The Fund incurs normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the NAV per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined NAV but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their NAV.

The Fund may invest in shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and NAV than an investment in shares of investment companies without a leveraged capital structure.

Open-End Investment Companies

Under certain circumstances, an underlying open-end fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying fund(s) are made independently of the Fund and the Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.

Exchange Traded Funds (“ETFs”)

The Fund may invest in ETFs. An ETF is a type of open-end fund; however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions (known as authorized participants) may buy and redeem shares of the ETF at NAV. ETF shares can trade at either a premium or discount to NAV. Each ETF, like a mutual fund, is subject to specific risks depending on the type of investment strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

Foreign Securities

The Fund may invest in foreign securities and ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Securities Options

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the NYSE Arca Oil Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, and Nasdaq PHLX.

The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options

There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. In as much as the Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions

Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above.

Options on Futures Contracts

The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options

The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund.

The Staff of the SEC has taken the position that purchased dealer options are illiquid investments. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund treats dealer options as subject to the Fund’s limitation on illiquid investments. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time.

Swap Agreements

The Fund may enter into swap agreements for purposes of attempting to gain exposure to equity, debt, commodities or other asset markets without actually purchasing those assets, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the custodian (as defined under the section entitled “Custodian”).

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitations. The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into a swap agreement in circumstances where the Adviser believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the over-the-counter market.

When-Issued, Forward Commitments and Delayed Settlements

The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives.

The Fund purchases securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid and Restricted Investments

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers)). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted securities and other illiquid investments may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid investments promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by FINRA.

Under guidelines adopted by the Board, the Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser considers, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser also determines that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund’s assets invested in illiquid investments if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. government securities or cash or cash equivalents (cash, U.S. government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

Short Sales

Short Sales (excluding Short Sales “Against the Box”). The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.

To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

The Fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker.

Short Sales “Against the Box.” The Fund may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” It may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately.

The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security).

In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales “against the box,” but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

Regulation as a Commodity Pool Operator

The Adviser, on behalf of the Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Fund’s operations. Accordingly, the Fund is not currently subject to registration or regulation as a commodity pool operator. The Fund will only enter into futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system, or where quoted prices are generally available in the over-the-counter market.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund, which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

1. Issue senior securities, except as otherwise permitted under the 1940 Act, and the rules and regulations promulgated thereunder;

2. Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions;

3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. This limitation does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities;

4. Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts);

5. Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries. This limitation does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities;

6. Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities; or

7. Make loans to others, except that the Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

If a restriction on the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

With respect to Fundamental Investment Restriction # 2, if the Fund’s asset coverage falls below 300%, the Fund will reduce borrowing within 3 days in order to ensure that the Fund has 300% asset coverage.

With respect to Fundamental Investment Restriction # 5, if the Fund invests in one or more investment companies that concentrates its investments in a particular industry, the Fund will examine its other investment company holdings to ensure that the Fund is not indirectly concentrating its investments in a particular industry.

Although Fundamental Investment Restriction # 7 reserves for the Fund the ability to make loans, there is no present intent to loan money or portfolio securities and additional disclosure will be provided if such a strategy is implemented in the future.

In addition to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a shareholder may bring a derivative action on behalf of the Trust only if the shareholder first make a pre-suit demand upon the Board to bring the subject action unless such pre-suit demand is excused. A demand on the Board shall only be excused if a majority of the Board, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the action at issue. A Trustee shall not be deemed to have a personal financial interest in an action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such Trustee receives remuneration from his or her service on the Board.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Fund and its service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or any affiliated person of the Adviser) in connection with the disclosure of portfolio holdings information of the Fund.

The Trust’s policy is implemented and overseen by the Trust’s Chief Compliance Officer, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Trust, the Adviser and the Fund’s distributor will not disseminate non-public information concerning the Trust. The Board must approve all material amendments to this policy.

Each business day, the Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including APs, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings as of the next Business Day.

Access to information concerning the Fund’s portfolio holdings may be permitted to personnel of third party service providers, including the Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Fund.

The Fund discloses on the Adviser’s website at www.counterpointfunds.com at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed are based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day. The Fund may also concurrently disclose this portfolio holdings information directly to ratings agencies on a daily basis.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust discloses a complete schedule of the Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.

Form N-PORT and Form N-CSR for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT and Form N-CSR, are available without charge, upon request, by calling 844-509-2775, by visiting www.counterpointfunds.com, or by writing to: Counterpoint ETFs, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

The Adviser. Personnel of the Adviser, including personnel responsible for managing the Fund’s portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for the Adviser to provide its management, administrative, and investment services to the Fund. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, as demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

Ultimus Fund Solutions, LLC. Ultimus Fund Solutions, LLC is the fund accountant, administrator, and custody administrator for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Brown Brothers Harriman & Co. Brown Brothers Harriman & Co. is Custodian and transfer agent for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

RSM US LLP. RSM US LLP is the Fund’s independent registered public accounting firm; therefore, its personnel have access to the Fund’s portfolio holdings in connection with auditing of the Fund’s annual financial statements and providing other audit, tax and related services for the Fund.

Counsel to the Trust and Counsel to the Independent Trustees. Counsel to the Trust, Counsel to the Independent Trustees and their respective personnel have access to the Fund’s portfolio holdings in connection with the review of the Fund’s annual and semi-annual financial statements and SEC filings.

Derivatives Risk Consultant. The Trust has engaged a derivatives risk consultant (“Consultant”) to consult with the Board, and the Adviser, regarding the effectiveness of derivatives risk management. The Consultant therefore may have access to the Fund’s portfolio holdings in order to provide such services to the Trust.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Fund’s portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need in connection with the operation or administration of the Fund, as determined by the Trust’s Chief Compliance Officer, must be subject to a duty to keep the information confidential and not to trade on any material non-public information. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Fund, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

Compliance with Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer reports periodically to the Board with respect to compliance with the Fund’s portfolio holdings disclosure procedures, and from time to time provides the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of four (4) individuals, each of whom are not “interested persons” (as defined under the 1940 Act) of the Trust or any investment adviser to any series of the Trust (“Independent Trustees”). Pursuant to the Governing Documents, the Board shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Board, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Board is led by John V. Palancia, who has served as the Chairman of the Board (“Chairman”) since May 2014. The Board has not appointed a Lead Independent Trustee because the Chairman is an Independent Trustee. Under the Governing Documents, the Chairman is responsible for (a) presiding at Board meetings, (b) calling special meetings on an as-needed basis, and (c) executing and administering Trust policies, including (i) setting the agendas for Board meetings and (ii) providing information to the Trustees in advance of each Board meeting and between Board meetings. Generally, the Trust believes it best to have a non-executive Chairman, who together with the President (principal executive officer), are seen by its shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board, provide effective leadership that is in the best interests of the Trust, the funds and each shareholder.

Board of Trustees Risk Oversight

The Board is comprised entirely of Independent Trustees with an Audit Committee with a separate chair. The Board is responsible for overseeing risk management and receives compliance reports that inform its oversight of risk management from the Trust’s Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial reporting and risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Fund believes that each Trustee is competent to serve because of his or her individual overall merits including his or her: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Patricia Luscombe, CFA, has more than 30 years in financial advisory and valuation services. She has delivered a broad range of corporate finance advice including fairness opinions and valuations. Ms. Luscombe joined Lincoln International in 2007 as a Managing Director and co-head of Lincoln’s Valuations & Opinions Group. In this position, she assists regulated investment funds, business development companies, private equity funds and hedge funds in the valuation of illiquid securities for fair value accounting purposes. Ms. Luscombe’s clients range from closely held businesses to large, publicly-traded companies. Previously, Ms. Luscombe spent 16 years with Duff & Phelps Corporation, as a Managing Director in the firm’s valuation and financial advisory business. Prior to joining Duff & Phelps Corporation, Ms. Luscombe was an Associate at Smith Barney, a division of Citigroup Capital Markets, Inc., where she managed a variety of financial transactions, including mergers and acquisitions, leveraged buyouts, and equity and debt financings. Ms. Luscombe is a member of the Chicago Chapter of the Association for Corporate Growth, the Chartered Financial Analyst Society of Chicago and former president of the Chicago Finance Exchange. Ms. Luscombe holds a Bachelor of Arts degree in economics from Stanford University, a Masters degree in economics from the University of Chicago and a Master of Business Administration degree from the University of Chicago Booth School of Business. In addition, Ms. Luscombe is licensed under the Series 24, 79 and 63 of FINRA.

John V. Palancia has over 40 years of business experience in the financial services industry including serving as the Director of Global Futures Operations for Merrill Lynch, Pierce, Fenner & Smith, Inc. (“Merrill Lynch”). Mr. Palancia possesses an in depth understanding of broker-dealer operations from having served in various management capacities and has held industry registrations in both securities and futures. Based on his service at Merrill Lynch, he also possesses a strong understanding of risk management, balance sheet analysis, compliance and the regulatory framework under which regulated financial entities must operate. Additionally, he is well versed in the regulatory framework under which investment companies must operate based on his service as a member of three other mutual fund boards. This practical and extensive experience in the securities industry provides valuable insight into fund operations and enhances his ability to effectively serve as chairman of the Board. Mr. Palancia is a member of the Investment Company Institute and Mutual Fund Directors Forum. Mr. Palancia holds a Bachelor of Science degree in Economics.

Mark H. Taylor has over 30 years of academic and professional experience in the accounting and auditing fields, which makes him particularly qualified to chair the Board’s Audit Committee. Dr. Taylor holds PhD, Master’s and Bachelors degrees in Accountancy and is a licensed Certified Public Accountant and serves as a member of two other mutual fund boards within the Northern Lights Fund Complex. Dr. Taylor is the Director of the Lynn Pippenger School of Accountancy at the Muma College of Business at the University of South Florida and served a three-year term as President of the American Accounting Association (AAA) (as President-Elect 8/22-7/23, President 8/23-8/24, and Past President 8/24-8/25). Dr. Taylor previously served as Vice President-Finance of the AAA, and as President of the Auditing Section of the AAA. He previously served a three-year term on the AICPA’s Auditing Standards Board and completed a fellowship in the Professional Practice Group of the Office of the Chief Accountant at the headquarters of the United States Securities Exchange Commission. Dr. Taylor is a member of two research teams that received grants from the Center for Audit Quality to study how accounting firms’ tone-at-the-top messaging impacts audit performance and how auditors manage the process of auditing fair value measurements and other complex estimates in financial statements. Dr. Taylor has had his research widely published in leading academic accounting and practice journals. He has teaching interests in corporate governance and accounting policy as well as auditing and assurance services at the graduate and undergraduate levels and possesses a strong understanding of the regulatory framework under which investment companies operate.

Jeffery D. Young has over 40 years of business management experience, including in the transportation industry and operations and information technologies. He is currently Co-owner and Vice President of the Latin America Agriculture Development Corporation, an agribusiness exporting fruit to the United States and other Central American countries. He has served as Assistant Vice President of Transportation Systems at Union Pacific Railroad Company, where he was responsible for the development and implementation of large-scale command and control systems that support railroad operations and safety. In this position, Mr. Young was heavily involved in the regulatory compliance of safety and mission critical systems. Mr. Young also served as Chairman of the Association of American Railroads Policy Committee and represented both Union Pacific Railroad and the railroad industry in safety and regulatory hearings with the National Transportation Safety Board and the Federal Railroad Administration in Washington, DC. Mr. Young was a member of the Board of Directors of PS Technologies, a Union Pacific affiliate serving as a technology supplier to the railroad industry. His practical business experience and understanding of regulatory compliance provides a different perspective that brings diversity to Board deliberations.

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	6	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	6	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (2012-2025).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	PhD (Accounting), CPA; Professor and Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (2019 – present); Professor and Department of Accountancy Chair, Case Western Reserve University (2009-2019); President, American Accounting Association (AAA) (President-Elect 2022-2023, President 2023-2024; Past President 2024-2025). AAA Vice President-Finance (2017-2020); President, Auditing Section of the AAA; Member, AICPA Auditing Standards Board (2009-2012); Academic Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006); Center for Audit Quality research grants (2014, 2012).	6	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (2010-2025).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); President, Celeritas Rail Consulting (since June 2014); Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014).	6	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015).

*	As of September 30, 2026, the Trust was comprised of 26 active portfolios managed by [ ] unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund, Counterpoint Quantitative Equity ETF, Counterpoint High Yield Trend ETF, Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund, and Counterpoint Tactical Municipal Fund. The Fund Complex does not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Brian Curley 1970	President	Since May 2023, indefinite	Vice President, Ultimus Fund Solutions, LLC (since 2020); Vice President, Gemini Fund Services, LLC (2015-2020).
Timothy Burdick 1986	Vice President	Since May 2023, indefinite	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (2023 – present); Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022 – 2023); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019 – 2022).
Richard Gleason 1977	Treasurer	Since May 2023, indefinite	Assistant Vice President, Ultimus Fund Solutions, LLC (since 2020); Assistant Vice President, Gemini Fund Services, LLC (2012-2020).
Joseph Kulbacki 1967	Secretary	Since November 2024	Senior Legal Administrator, Ultimus Fund Solutions, LLC (since 2024); Senior Paralegal, Voya Financial, Inc., (2023-2024), Senior Corporate Paralegal II, Argo AI (2022); Contract Paralegal (2020-2022); Corporate Governance Paralegal, GNC (2019-2020).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Vice President, Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011).

Audit Committee. The Board has an Audit Committee that consists solely of Independent Trustees. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. Dr. Taylor is Chairman of the Audit Committee. During the fiscal year ended September 30, 2025, the Audit Committee held four meetings.

Compensation of Trustees. Each Independent Trustee receives a quarterly fee of $30,000, allocated among each of the various portfolios comprising the Trust, for his or her attendance at the regularly scheduled meetings of the Board, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred.

In addition to their quarterly fees and reimbursements, the Chairman of the Board receives a quarterly fee of $7,500, and the Audit Committee Chairman receives a quarterly fee of $5,500.

Additionally, in the event an in-person meeting of the Board other than its regularly scheduled meetings (a “Special Meeting”) is required, each Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment adviser depending on the circumstances necessitating the Special Meeting. None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from the Fund and Fund Complex during the fiscal year ended September 30, 2025. Each Trustee is expected to attend all quarterly meetings during the period. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Counterpoint Quantitative Large Equity ETF	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Estimated Total Compensation From the Fund and Fund Complex* Paid to Trustees
Patricia Luscombe	$ [ ]	None	None	$ [ ]
John V. Palancia	$ [ ]	None	None	$ [ ]
Mark H. Taylor	$ [ ]	None	None	$ [ ]
Jeffery D. Young	$ [ ]	None	None	$ [ ]

*	There are currently numerous series comprising the Trust. The term “Fund Complex” refers only to the funds managed by the Adviser and not to any other series of the Trust. For the fiscal year ended September 30, 2026, the aggregate Independent Trustees’ fees paid by the entire Trust were $ [ ].

Management and Trustee Ownership

As of December 31, 2025, the Trustees beneficially owned the following amounts in the Fund:

Name of Trustee	Dollar Range of Equity Securities in Counterpoint Quantitative Large Equity ETF	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Patricia Luscombe	None	$10,001-$50,000
John V. Palancia	None	$10,001-$50,000
Mark H. Taylor	None	None
Jeffery D. Young	None	None

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

Although the Trust generally does not have information concerning the beneficial ownership of ’shares nominally held by the Depository Trust Company (“DTC”), as of the date of this SAI, no shareholders owned 5% or more of the outstanding Shares of the Fund.

Management Ownership Information.

As of the date of this SAI, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER

Investment Adviser and Advisory Agreement

Counterpoint Funds, LLC, 12770 High Bluff Drive, Suite 380, San Diego, CA 92130 serves as the Fund’s investment adviser. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser manages mutual funds and ETFs and had approximately $[  ] billion in assets under management as of [DATE], 2026.

Subject to the oversight of the Board, the Adviser is responsible for the overall management of the Fund’s investment-related business affairs. Pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Fund, the Adviser, subject to the supervision of the Board, and in conformity with the stated policies of the Fund, manages the portfolio investment operations of the Fund. The Adviser has overall supervisory responsibilities for the general management and investment of the Fund’s securities portfolio, as detailed below, which are subject to review and approval by the Board. In general, the Adviser’s duties include setting the Fund’s overall investment strategies and asset allocation.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, agrees to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Prospectus and this SAI, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser acts as the investment adviser to the Fund and, as such (i) obtains and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulates a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determines from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser or its designee, directly, will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments and compensates all personnel of the Fund or the Adviser performing services relating to research, statistical and investment activities.

In addition, the Adviser, subject to the oversight of the Board, provides the management and supplemental administrative services necessary for the operation of the Fund. These services include providing assistance supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Fund; assisting in the preparing of all general shareholder communications and conducting shareholder relations; assisting in maintaining the Fund’s records and the registration of the Shares under federal securities laws and making necessary filings under state securities laws; assisting in developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The Fund pays an annual advisory fee (computed daily and payable monthly) of [  ]% of the Fund’s average daily net assets to the Adviser pursuant to the Advisory Agreement.

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, until at least [DATE],2028 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))) will not exceed [  ]% of the Fund’s net assets. This fee waiver and expense reimbursement are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits in place at the time of recapture.

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Fund. Under the terms of the Advisory Agreement, the Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or the Fund’s distributor, (c) the fees and certain expenses of the custodian and transfer and dividend disbursing agent, including the cost of maintaining certain required records of the Fund and of pricing the Shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund may be a member, (h) the cost of fidelity and liability insurance, (i) the fees and expenses involved in registering and maintaining registration of the Fund and of shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Fund’s registration statements and prospectuses for such purposes, (j) all expenses of shareholders and Board meetings (including travel expenses of Trustees and Officers of the Trust who are not directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (k) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

The Advisory Agreement continued in effect for two (2) years initially and shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval or (b) the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 day’s written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of the Fund’s outstanding shares (with respect to the Fund). The Advisory Agreement shall terminate automatically in the event of its assignment. The Advisory Agreement for the Fund was approved by the Board at a meeting held on [  ], 2026. A discussion regarding the basis for the Board’s approval of the Advisory Agreement is available in the Fund’s Form N-CSR for its initial fiscal period.

Code of Ethics

The Trust, the Adviser, and the Fund’s distributor have each adopted codes of ethics (each a “Code”) under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the Codes, the Trustees are permitted to invest in securities that may also be purchased by the Fund.

In addition, the Trust has adopted a code of ethics (the “Trust Code”), which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote (i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Fund; (iii) compliance with applicable governmental laws, rule and regulations; (iv) the prompt internal reporting of violations of the Trust Code to an appropriate person or persons identified in the Trust Code; and (v) accountability for adherence to the Trust Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser or its designee, subject to the Board’s continuing oversight. The Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of the Fund and its respective shareholders. The Policies also require the Adviser or its designee to present to the Board, at least annually, the Adviser’s Proxy Policies, or the proxy policies of the Adviser’s designee, and a record of each proxy voted by the Adviser or its designee on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict by voting in accordance with the policy guidelines or at the client’s directive using the recommendation of an independent third party. If the third party’s recommendations are not received in a timely fashion, the Adviser will abstain from voting the securities held by that client’s account. A copy of the Adviser’s and proxy voting policies is attached hereto as Appendix A.

More information. Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund at 844-509-2775; and (2) on the SEC’s website at http://www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling 844-509-2775 and will be sent within three business days of receipt of a request.

THE DISTRIBUTOR

Northern Lights Distributors, LLC, located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474 (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an ETF distribution agreement with the Trust (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the FINRA. The offering of Shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Shares, will use reasonable efforts to facilitate the sale of the Shares.

The Distribution Agreement continues in effect for two years initially and, unless sooner terminated, shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Board by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board or by vote of a majority of the outstanding shares of the Fund on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Fund. The Distribution Agreement will automatically terminate in the event of its assignment.

Rule 12b-1 Plan

The Trust, with respect to the Fund, has adopted Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for Shares pursuant to which the Fund is authorized to pay the Distributor, as compensation for Distributor’s account maintenance services under the Plan. The Board has approved a distribution and shareholder servicing fee at the rate of up to 0.25% of the Fund’s average daily net assets. Such fees are to be paid by the Fund quarterly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Fund’s average daily net assets during the preceding month and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Fund will bear its own costs of distribution with respect to the Shares. The Plan was adopted in order to permit the implementation of the Fund’s method of distribution. No fees are currently paid by the Fund under the Plan, and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in the Fund.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Fund and in processing purchase and redemption transactions; making the Fund’s investment plan and shareholder services available; and providing such other information and services to investors in shares of the Fund as the Distributor or the Trust, on behalf of the Fund, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Fund.

The Distributor is required to provide a written report, at least quarterly to the Board specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees paid by the Distributor to Recipients.

The Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board by votes cast in person at a meeting called for the purpose of voting on the Plan. During the term of the Plan, the selection and nomination of Independent Trustees of the Trust will be committed to the discretion of the current Independent Trustees. The Distributor will preserve a copy of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the Board, or by vote of a majority of the outstanding voting securities of the Trust or the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board by votes cast in person at a meeting called for the purpose of voting on such agreement.

PORTFOLIO MANAGERS

As described in the Prospectus, the portfolio managers listed below are responsible for the management of the Fund and, as of [  ], 2026, the other accounts set forth in the following tables.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Michael Krause	[ ]	$[ ]	None	$0	[ ]	$[ ]
Joseph Engelberg	[ ]	$[ ]	None	$0	[ ]	$[ ]

Of the accounts above, the following are subject to performance-based fees.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Michael Krause	None	$0	None	$0	None	$0
Joseph Engelberg	None	$0	None	$0	None	$0

Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute the Fund’s portfolio trades and/or specific uses of commissions from the Fund’s portfolio trades (for example, research, or “soft dollars”, if any). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Compensation

Mr. Krause shares in the profits of the Adviser due to his one-third ownership of the Adviser. Dr. Engelberg receives a percentage of the Adviser’s net profits from some of its funds.

Ownership of Securities

As of the date of this SAI, the portfolio managers did not beneficially own the Fund.

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Fund are made by the portfolio managers who are employees of the Adviser. The Adviser is authorized by the Board to allocate the orders placed by them on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Adviser for the Fund’s use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

●	the best net price available;

●	the reliability, integrity and financial condition of the broker or dealer;

●	the size of and difficulty in executing the order; and

●	the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Fund. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

PORTFOLIO TURNOVER

The Fund portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period. Large year-to-year changes in portfolio turnover are due to the dynamic nature of market conditions.

OTHER SERVICE PROVIDERS

Fund Administration, Fund Accounting and Transfer Agent Services

Ultimus Fund Solutions, LLC (the “Administrator”), which has its principal office at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, serves as administrator and fund accountant for the Fund pursuant to the ETF Services Agreement with the Trust and subject to the supervision of the Board. The Administrator is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. The Administrator is an affiliate of the Distributor. The Administrator may also provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The ETF Services Agreement became effective on August 26, 2021, and remained in effect for two years from the effective date, and will continue thereafter in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board. The ETF Services Agreement is terminable by the Board or the Administrator on ninety days’ written notice and may be assigned provided the non-assigning party provides prior written consent. This ETF Services Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the ETF Services Agreement, the Administrator provides facilitating administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Fund by others, including the Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund’s Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Fund’s shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or the Shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectuses.

The Administrator also provides the Fund with accounting services, including: (i) daily computation of NAV; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintenance of certain books and records described in Rule 31a-1 under the 1940 Act, and reconciliation of account information and balances among the Fund’s custodian and Adviser; and (vii) monitoring and evaluation of daily income and expense accruals, and sales and redemptions of Shares.

For the services rendered to the Fund under the Agreement the Fund pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets for fund administration and fund accounting. The Fund also pays the Administrator for any out-of-pocket expenses.

Transfer Agent

Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, MA 02110, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund (the “Transfer Agent”) pursuant to the Transfer Agency Agreement between the Transfer Agent and the Trust on behalf of the Fund. Under the Agreement, the Transfer Agent is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Custodian

Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, MA 02110, serves as the custodian of the Fund’s assets (the “Custodian”) pursuant to a custody agreement (the “Custody Agreement”) by and between the Custodian and the Trust on behalf of the Fund. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Securities Lending Activities

The Fund has entered into a Securities Lending Agency Agreement between the Trust, on behalf of the Fund, and Brown Brothers Harriman & Co. (“BBH”), under which BBH serves as the Fund’s securities lending agent. The Fund may lend its portfolio securities to qualified banks, broker-dealers and other financial institutions (referred to as “borrowers”), provided that: (i) the loan is continuously secured by collateral in cash, cash equivalents, bank letters of credit or U.S. government securities equal to at least 100% of the value of the loaned securities, and such collateral is valued, or “marked to market,” daily (borrowers are required to furnish additional collateral to the Fund as necessary to fully cover its obligations); (ii) the loan may be recalled at any time by the Fund and the loaned securities returned; (iii) the Fund will receive any interest, dividends or other distributions paid on the loaned securities; and (iv) the aggregate value of the loaned securities will not exceed 33 1/3% of the Fund’s total assets. The Fund generally retains part or all of the interest received on investment of the cash collateral or receives a fee from the borrower.

Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474, an affiliate of the Administrator and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. NLCS’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Fund, the Fund pays NLCS a one-time fee plus an annual asset-based fee, which scales downward based upon net assets. The Fund also pays NLCS for any out-of-pocket expenses.

DESCRIPTION OF SHARES

Each Share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the Shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining Shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes. Matters such as election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of Shares of beneficial interest. Each Share has equal, per-class, dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any Shares. All Shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading “How Shares are Priced,” the NAV of the Fund’s shares, by class, is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund.

Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term debt obligations having a maturity of 60 days or less may be generally valued at amortized cost when it is approximate to fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Fund shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United

States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are insufficient or not readily available, the Fund may value securities at fair value or estimate its value as determined in good faith by the Board or its designee, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Fund may hold investments, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has designated the Adviser as its “Valuation Designee” to execute these procedures. The Valuation Designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

Valuation Process. Fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private placements or non-traded securities are valued via inputs from the Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the Adviser shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Standards For Fair Value Determinations. As a general principle, the fair value of a security is the amount that the Fund might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of the Fund’s investments relating to ASC 820. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Adviser takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

The Board’s Determination. The Board meets at least quarterly to consider the valuations provided by the Adviser and to ratify the valuations made for the applicable securities. The Board considers the reports provided by the Adviser, including follow up studies of subsequent market-provided prices when available, in reviewing and determining in good faith the fair value of the applicable portfolio securities.

The Trust expects that the Exchange will be closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Creation Units

The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 25,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of the Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

Authorized Participants

To purchase or redeem any Creation Units, you must be, or transact through, an authorized participant (“AP”). In order to be an AP, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in Creation Units.

Investors who are not APs but want to transact in Creation Units may contact the Distributor for the names of APs. An AP may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an AP and therefore must still transact through an AP may incur additional charges. There are expected to be a limited number of APs at any one time.

Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the AP will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount (as defined below), applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$[300]	[2.00]%

*     As a percentage of the amount invested.

The Clearing Process

Transactions by an AP that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an AP that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Foreign Securities

Because the portfolio securities of the Fund may trade on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the NAV per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the AP will pay the Cash Component to the Fund. If (x) is less than (y), the AP will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the AP purchasing a Creation Unit. The AP must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-Lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Deposit Securities when, for example, the AP or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

To order a Creation Unit, an AP must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

An AP must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the second Business Day following the Transmittal Date for securities (“T+2”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the AP, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the AP agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. APs that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an AP may deliver Deposit Securities (or cash-in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering AP will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The AP must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The Fund reserves the right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an AP of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the AP that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. The delivery of Creation Units will generally occur no later than T+2.

In certain cases, APs will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash-in-lieu) have been delivered to the Fund’s account at the applicable local sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+2, the Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant AP to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such AP’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the AP will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the NAV per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the AP will receive the Cash Component from the Fund. If (x) is less than (y), the AP will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-Lieu

The Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a

Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the AP or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an AP must submit an irrevocable redemption request to the Distributor.

An AP submitting a redemption request is deemed to represent to the Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to the Fund. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the AP, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

An AP must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the AP, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the AP agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The AP must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the

Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming AP, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The AP, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming AP within T+2. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, APs will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, the Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in the Fund.

The Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Tax Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Tax Code.

Net investment income is made up of dividends and interest-less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses may be carried forward indefinitely and retain the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Tax Code and therefore should not be required to pay any federal income or excise taxes. Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Tax Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Tax Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, The Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Tax Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain; regardless of the length of time the shares of the Trust have been held by such shareholders.

Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of Shares. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Redemption of Shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of Shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of Shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each Share so received equal to the NAV of a Share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in Shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of Shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Tax Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Options, Futures, Forward Contracts and Swap Agreements

The Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Fund in certain passive foreign investment companies (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a qualified electing fund (“QEF”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company.

The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections, therefore, may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.

Foreign Currency Transactions

The Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of Shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to its shareholders a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board has selected [  ], located at [  ], as the Fund’s independent registered public accounting firm for the current fiscal year. The firm provides services including the annual audit of the Fund’s financial statements, and other audit, tax and related services to the Fund.

LEGAL COUNSEL

Thompson Hine LLP, located at 41 South High Street, Suite 1700, Columbus, OH 43215, serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

The Fund has not yet commenced operations and, therefore, has not produced financial statements. Once produced, you can obtain copies of the Financial Statements without charge by calling the Fund at 844-509-2775.

APPENDIX A
Counterpoint Funds, LLC
Proxy Voting Policies and Procedures
June 20, 2023

Pursuant to Rule 206(4)-6 of the Advisers Act, a registered investment adviser who exercises voting authority with respect to client securities must adopt and implement written policies and procedures:

1.	That are reasonably designed to ensure that the adviser votes client securities in the best interest of clients; and

2.	Which include how the adviser will address material conflicts that may arise between the adviser’s interests and those of the client.

Additionally, pursuant to the rule advisers must disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.

These policies and procedures, which may be amended from time to time, apply to the voting of proxies by Counterpoint Mutual Funds, LLC (“Adviser”) for accounts over which Adviser has proxy voting authority. These policies and procedures, as dated above, supersede all previously dated versions.

SECTION 1 – PROXY VOTING GUIDELINES

Adviser has hired Broadridge Investor Communication Solutions, Inc. (“Broadridge”) to provide to Adviser through the ProxyEdge® platform, the corporate governance voting recommendations provided by Egan-Jones Proxy Service (“Egan-Jones”) to vote proxies for its clients. Adviser therefore has adopted and implemented this Proxy Voting Policy and Procedures, based on those of Egan-Jones. Any questions about this document should be directed to Adviser’s Chief Compliance Officer.

The fundamental guideline followed by Adviser in voting proxies is to make every effort to confirm that the manner in which shares are voted is in the best interest of clients and the value of the investment. Absent special circumstances of the types described below, it is the policy of Adviser to exercise its proxy voting discretion in accordance with the Egan-Jones Proxy Voting Principles summarized in Exhibit A (the “Proxy Voting Guidelines”). The Proxy Voting Guidelines are applicable to the voting of domestic and global proxies.

SECTION 2 – PROXY VOTING PROCEDURES

Adviser has implemented the following procedures to confirm that proxies are voted in the best interest of its clients:

1.	Adviser will maintain a list of all clients for which it votes proxies.

2.	Adviser will confirm that Broadridge is the designated party to receive proxy voting materials from companies or intermediaries.

3.	Broadridge will receive all proxy voting materials and will be responsible for ensuring that proxies are voted and submitted in a timely manner.

4.	Adviser will review that Broadridge casts votes consistent with our Proxy Voting Guidelines outlined in Exhibit A attached.

SECTION 3 – ERISA ACCOUNTS

Plans governed by the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), are to be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where sole proxy voting discretion rests with Adviser, the foregoing policies and procedures will be followed, subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interests of participants and beneficiaries. The Department of Labor has indicated that the voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

The documents governing ERISA individual account plans may set forth various procedures for voting “employer securities” held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received. Consistent with Labor Department positions, it is the policy of Adviser to follow the provisions of a plan’s governing documents in the voting of employer securities, unless it determines that to do so would breach its fiduciary duties under ERISA.

SECTION 4 – CLOSED-END AND OPEN-END MUTUAL FUNDS

Proxies for securities held within closed-end and open-end registered management investment companies (the “Fund”) that we manage will be voted subject to any applicable investment restrictions of the Fund and, to the extent applicable, in accordance with any resolutions or other instructions approved by authorized persons of the Fund.

Adviser intends to comply with the safe harbor of section 12(d)(1)(F) and Rule 12d1-3 of the Investment Company Act of 1940. Adviser will mirror vote proposals on proxies issued by underlying investment companies. Mirror voting means that the Fund votes its shares in the same proportion that all shares of the underlying funds are voted, or in accordance with instructions received from fund shareholders.

Adviser will provide such records and reports as required by the Fund for the Fund to file Form N-PX.

SECTION 5 – OBLIGATION TO MULTIPLE CLIENTS

Adviser advises two types of clients: fixed income funds and equity funds. The fixed income funds hold only other funds, and are mandated to execute mirror voting policies (see Section 4 above), therefore the Adviser does not have voting discretion in this case. For the equity funds, the Adviser advises funds that execute an identical stock selection strategy. By design, vote recommendations will be made as described in Section 1 above, and such decisions are in the client’s best interest as the positions are uniform in character.

SECTION 6 – OTHER SPECIAL SITUATIONS

Adviser may choose not to vote proxies in certain situations or for certain accounts, such as: 1) where a client has informed Adviser that it wishes to retain the right to vote the proxy, Adviser will instruct the custodian to send the proxy material directly to the client, 2) where Adviser deems the cost of voting would exceed any anticipated benefit to the client, 3) where a proxy is received for a client account that has been terminated with Adviser, 4) where a proxy is received for a security that Adviser no longer manages (e.g., Adviser had previously sold the entire position), and/or 5) where the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”).

In addition, if any accounts over which Adviser has proxy-voting discretion participate in securities lending programs administered by the custodian or a third party, Adviser will be unable to vote any security that is out on loan to a borrower because title to loaned securities passes to the borrower. If Adviser has investment discretion over such account(s), however, it reserves the right to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

SECTION 7 – CLASS ACTIONS

Adviser has hired Broadridge to seek recovery in class action settlements. Broadridge will file class action proof of claim forms with the claims administrator. The claims administrator dispenses the money from the settlement fund to those persons or entities with valid claims. Broadridge is entitled to a contingency fee of 20% of the total reimbursement of securities class action settlements it collects of behalf of Adviser’s clients.

SECTION 8 – CONFLICTS OF INTEREST

Adviser may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, Adviser and/or one of its employees may occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.

If at any time the CCO or Broadridge become aware of any type of potential or actual conflict of interest relating to a particular proxy proposal, such conflict will be handled in accordance with the following:

1.	Where the Egan-Jones Proxy Voting Principles outline a voting position as either “for” or “against” such proxy proposal, voting will be in accordance with Egan-Jones Proxy Voting Principles.

2.	Where the Egan-Jones Proxy Voting Principles outline a voting position to be determined on a “case by case” basis for such proxy proposal, or such proposal is not listed in the Egan-Jones Proxy Voting Principles, then one of the two following methods will be selected by Adviser depending upon the facts and circumstances of each situation and the requirements of applicable law:

3.

A.	Voting the proxy in accordance with the voting recommendation of Egan-Jones.

B.	Voting the proxy pursuant to client direction.

SECTION 9 – PROXY VOTING RECORDS

Adviser will maintain the following records under these policies and procedures:

1.	A copy of all policies and procedures.

2.	A copy of each proxy statement Adviser receives regarding client’s securities.

3.	A record of each vote cast by Adviser on behalf of a client.

4.	A copy of any document created by Adviser that was material to making a decision on how to vote proxies on behalf of a client or that memorialize the basis for that decision.

5.	A copy of each written client request for information on how Adviser voted proxies on behalf of the requesting client, and a copy of any written response by Adviser to any (written or oral) client request for information on how Adviser voted proxies on behalf of the requesting client.

The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations. Adviser may rely on one or more third parties to create and retain the records referred to in these policies.

SECTION 10 – CLIENT DISCLOSURES

A copy of these policies and procedures will be provided to clients upon request. In addition, copies of the above outlined records, as they relate to particular clients, will be provided to those clients upon request.

EXHIBIT A

PROXY VOTING GUIDELINES

Adviser intends to comply with the safe harbor of section 12(d)(1)(F) and Rule 12d1-3 of the Investment Company Act of 1940. Adviser will mirror vote proposals on proxies issued by underlying investment companies. Mirror voting means that the Fund votes its shares in the same proportion that all shares of the underlying funds are voted, or in accordance with instructions received from fund shareholders.

For any other securities, the Adviser will exercise its proxy voting discretion in accordance with the most current Egan-Jones Proxy Services Standard Proxy Voting Principles and Guidelines.

PART C

OTHER INFORMATION

Item 28. Exhibits.

Each of the Exhibits incorporated by reference below are found in File Nos. 811-22655, 333-178833.

(a) Articles of Incorporation.

(i) Registrant’s Amended Agreement and Declaration of Trust, dated May 30, 2019 as previously filed on June 7, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 411, and hereby incorporated by reference.

(ii) Certificate of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on December 30, 2011, is incorporated by reference.

(b) By-Laws. Registrant’s By-Laws as previously filed on August 19, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 62, and hereby incorporated by reference.

(i)	Revised By-Laws as previously filed on October 14, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 522, and hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i) Investment Advisory Agreement between Swan Capital Management, Inc. and Registrant, with respect to the Swan Defined Risk Fund as previously filed on November 13, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 17, and hereby incorporated by reference.

(ii) Investment Advisory Agreement between Persimmon Capital Management LP and Registrant, with respect to Persimmon Long/Short Fund as previously filed on April 29, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No. 649, and hereby incorporated by reference.

(ii)(a) Sub-Advisory between Persimmon Capital Management LP and Hedgeye Asset Management, LLC, with respect to Persimmon Long/Short Fund, as previously filed on July 16, 2026, to the Registrant’s Registration Statement in Post-Effective Amendment No. 652 and hereby incorporated by reference.

(ii)(b) Sub-Advisory Agreement between Persimmon Capital Management LP, Tidal Investments LLC, and Hedgeye Asset Management, LLC, with respect to Persimmon Long/Short Fund, as previously filed on July 16, 2026, to the Registrant’s Registration Statement in Post-Effective Amendment No. 652 and hereby incorporated by reference.

(iii) Reserved.

(iv) Investment Advisory Agreement between Stonebridge Capital Advisors, LLC and Registrant, with respect to the Covered Bridge Fund as previously filed on August 19, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 62, and hereby incorporated by reference.

(iv)(a) First Amendment to the Investment Advisory Agreement between Stonebridge Capital Advisors, LLC and Registrant, with respect to the Covered Bridge Fund as previously filed on October 26, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 305, and hereby incorporated by reference.

(v) Investment Sub-Advisory Agreement between Absolute Capital Management LLC and First Associated Investment Advisors, Inc., with respect to The Teberg Fund as previously filed on February 29, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 608, and hereby incorporated by reference.

(vi) Investment Advisory Agreement between RESQ Investment Partners, LLC and Registrant, with respect to the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund as previously filed on December 13, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 85, and hereby incorporated by reference.

(vi)(a) Second Amendment to the Investment Advisory Agreement between RESQ Investment Partners, LLC and Registrant, with respect to the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund as previously filed on July 24, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 468, and hereby incorporated by reference.

(vii) Reserved.

(viii) Investment Advisory Agreement between Howard Capital Management, Inc., and the Registrant with respect to the HCM Tactical Plus Fund as previously filed on April 24, 2020 to the Registrant’s Registration Statement in Post-Effective Amendment No. 465, and hereby incorporated by reference.

(viii)(a) First Amendment to the Investment Advisory Agreement between Howard Capital Management, Inc., and the Registrant with respect to the HCM Tactical Plus Fund as previously filed on April 28, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 294, and hereby incorporated by reference.

(ix) Investment Advisory Agreement between PlanRock Investment Management, LLC, and Registrant, with respect to the PlanRock Alternative Growth ETF as previously filed on December 19, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 596, and hereby incorporated by reference.

(x) Investment Advisory Agreement between Counterpoint Funds, LLC and Registrant, with respect to the Counterpoint Tactical Income Fund as previously filed on September 24, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 203, and hereby incorporated by reference.

(xi) Investment Sub-Advisory Agreement between Swan Capital Management, Inc., and Swan Global Management, LLC, with respect to the Swan Defined Risk Fund as previously filed on January 13, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 149, and hereby incorporated by reference.

(xi)(a) Amendment to the Investment Sub-Advisory Agreement between Swan Capital Management, Inc., and Swan Global Management, LLC, with respect to the Swan Defined Risk Fund as previously filed on January 23, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 270, and hereby incorporated by reference.

(xii) Investment Advisory Agreement between Swan Capital Management, LLC and Registrant with respect to the Swan Enhanced Dividend Income ETF as previously filed on February 14, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 607, and hereby incorporated by reference.

(xiii) Investment Advisory Agreement between Howard Capital Management, Inc. and Registrant, with respect to HCM Sector Plus Fund, as previously filed on March 3, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 160, and hereby incorporated by reference.

(xiv) Amendment to Investment Advisory Agreement between Howard Capital Management, Inc, and Registrant, with respect to HCM Tactical Plus Fund, HCM Sector Plus Fund, HCM Multi-Asset Plus Fund and HCM Dynamic Income Fund, as previously filed on April 29, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 609, and hereby incorporated by reference.

(xv) Investment Advisory Agreement between Pinnacle Family Advisors, LLC and Registrant, with respect to the Pinnacle Multi-Strategy Core Fund as previously filed on September 3, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 202, and hereby incorporated by reference.

(xvi) Investment Advisory Agreement between Absolute Capital Management, LLC and Registrant, with respect to the Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund as previously filed on December 14, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 373, and hereby incorporated by reference.

(xvi)(a) Investment Advisory Agreement between Absolute Capital Management, LLC and Registrant, with respect to the Teberg Fund as previously filed on February 29, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 608, and hereby incorporated by reference.

(xvi)(b) Investment Sub-Advisory Agreement between Absolute Capital Management LLC and First Associated Investment Advisors, Inc., with respect to The Teberg Fund as previously filed on January 27, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 621, and hereby incorporated by reference.

(xvii) Investment Advisory Agreement between Counterpoint Funds, LLC and Registrant, with respect to the Counterpoint Tactical Equity Fund as previously filed on October 19, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 208, and hereby incorporated by reference.

(xvii)(a) Amendment to the Investment Advisory Agreement between Counterpoint Funds, LLC and Registrant, with respect to the Counterpoint Tactical Income Fund as previously filed on October 26, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 305, and hereby incorporated by reference.

(xviii) Investment Advisory Agreement between Boyd Watterson Asset Management, LLC and Registrant, with respect to the Boyd Watterson Limited Duration Enhanced Income Fund as previously filed on July 28, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 630, and hereby incorporated by reference.

(xix) Investment Advisory Agreement between Howard Capital Management, Inc., and the Registrant with respect to the HCM Multi-Asset Plus Fund as previously filed on January 23, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 270, and hereby incorporated by reference.

(xix)(a) First Amendment to the Investment Advisory Agreement between Howard Capital Management, Inc. and the Registrant with respect to the HCM Multi-Asset Plus Fund as previously filed on July 24, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 341, and hereby incorporated by reference.

(xx) Investment Advisory Agreement between Counterpoint Funds, LLC and Registrant, with respect to the Counterpoint Tactical Municipal Fund as previously filed on May 1, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 338, and hereby incorporated by reference.

(xxi) Investment Advisory Agreement between Counterpoint Funds, LLC and Registrant with respect to the Counterpoint Quantitative Equity ETF, as previously filed on November 22, 2023 to Registrant’s Registration Statement in Post-Effective Amendment No. 592, and hereby incorporated by reference.

(xxii) Investment Advisory Agreement between Swan Capital Management, LLC and Registrant, with respect to the Swan Defined Risk Growth Fund as previously filed on November 16, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 364, and hereby incorporated by reference.

(xxii)(a) First Amendment to Investment Advisory Agreement between Swan Capital Management, LLC and Registrant, with respect to the Swan Defined Risk Growth Fund as previously filed on July 22, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 511, and hereby incorporated by reference.

(xxiii) Investment Sub-Advisory Agreement between Swan Capital Management, LLC, and Swan Global Management, LLC, with respect to the Swan Defined Risk Growth Fund as previously filed on December 14, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 373, and hereby incorporated by reference.

(xxiv) Investment Sub-Advisory Agreement between Swan Capital Management, LLC and Swan Global Management, LLC with respect to the Swan Enhanced Dividend Income ETF as previously filed on February 14, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 607, and hereby incorporated by reference.

(xxv) Investment Advisory Agreement between Howard Capital Management, Inc., and Registrant with respect to the HCM Defender 100 Index ETF and HCM Defender 500 Index ETF as previously filed on September 6, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 426, and hereby incorporated by reference.

(xxvi) Investment Advisory Agreement between Counterpoint Funds, LLC and Registrant, with respect to the Counterpoint High Yield Trend ETF as previously filed on December 27, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 439, and hereby incorporated by reference.

(xxvii) Investment Advisory Agreement between Howard Capital Management, Inc. and Registrant, with respect to HCM Dynamic Income Fund as previously filed on June 14, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 544, and hereby incorporated by reference.

(xxviii) Investment Advisory Agreement between PlanRock Investment Management, LLC, and Registrant, with respect to the PlanRock Income Rotation ETF and PlanRock Growth Rotation ETF, to be filed by subsequent amendment.

(xxix) Investment Advisory Agreement between ABS Global Investments, and Registrant, with respect to the ABS Insights Emerging Markets Fund as previously filed on September 20, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 614 and hereby incorporated by reference.

(xxx) Investment Advisory Agreement between Howard Capital Management, LLC and Registrant, with respect to the HCM Hedged Equity ETF as previously filed on July 16, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No 652 and hereby incorporated by reference.

(xxxi) Investment Sub-Advisory Agreement between Howard Capital Management, LLC., and Milliman Financial Risk Management, LLC with respect to the HCM Hedged Equity ETF, to be filed by subsequent amendment.

(xxxii) Investment Advisory Agreement between Howard Capital Management, LLC and Registrant, with respect to the HCM Enterprise ETF, to be filed by subsequent amendment.

(xxxiii) Investment Advisory Agreement between Counterpoint Funds, LLC and Registrant, with respect to Counterpoint Quantitative Large Equity ETF, to be filed by subsequent amendment.

(e) Underwriting Contracts.

(i) Underwriting Agreement between the Registrant and Northern Lights Distributors, LLC dated July 1, 2025, as previously filed on July 28, 2025 to the Registrant’s Registration Statement in Post Effective Amendment No. 630 and hereby incorporated by reference.

(ii) ETF Underwriting Agreement between the Registrant and Northern Lights Distributors, LLC, dated July 1, 2025, as previously filed on July 28, 2025 to the Registrant’s Registration Statement in post -Effective Amendment No. 630 and hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement.

(i) Custody Agreement between the Registrant and The Huntington National Bank as previously filed on August 29, 2012 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

(ii) Custody Agreement between the Registrant and Union Bank, N.A. as previously filed on August 29, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 9, and hereby incorporated by reference.

(iii) Custody Agreement between the Registrant and U.S. Bank, N.A. as previously filed on February 10, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 93, and hereby incorporated by reference.

(iii)(a) Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. as previously filed on May 15, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 113 under the 1940 Act, and hereby incorporated by reference.

(iv) Custody Agreement between the Registrant and First National Bank of Omaha as previously filed on October 14, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 139, and hereby incorporated by reference.

(v) Custody Agreement between the Registrant and Fifth Third Bank as previously filed on July 14, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 297, and hereby incorporated by reference.

(vi) Custody and Transfer Agency Agreement between the Registrant and Brown Brothers Harriman & Co. as previously filed on September 6, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 426, and hereby incorporated by reference.

(vi)(a) Third Amendment to the Custody and Transfer Agency Agreement between the Registrant and Brown Brothers Harriman & Co. as previously filed on December 11, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 594, and hereby incorporated by reference.

(vii) Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. as previously filed on July 22, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 511, and hereby incorporated by reference.

(vii)(a) Third Amendment to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. as previously filed on April 29, 2024 to Registrant’s Registration Statement in Post-Effective Amendment No. 609, and hereby incorporated by reference.

(vii)(b) Fourth Amendment to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. as previously filed on July 9, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 610, and hereby incorporated by reference.

(viii) Custodian Agreement between the Registrant and the Northern Trust Company as previously filed on September 20, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 614 and hereby incorporated by reference.

(ix)       ETF Custody Agreement between the Registrant and U.S. Bank, N.A. as previously filed on July 16, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No. 652 and hereby incorporated by reference.

(h) Other Material Contracts.

(i) Fund Services Agreement between Gemini Fund Services, LLC and the Registrant as previously filed on April 9, 2012 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

(i)(a) Fund Services Agreement between Ultimus Fund Solutions, LLC and the Registrant as previously filed on October 14, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 522, and hereby incorporated by reference.

(ii) Expense Limitation Agreement between Swan Capital Management, Inc. and the Registrant, with respect to the Swan Defined Risk Fund as previously filed on November 13, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 17, and hereby incorporated by reference.

(iii) Expense Limitation Agreement between Persimmon Capital Management, LP and the Registrant, with respect to the Persimmon Long/Short Fund as previously filed on February 5, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No. 645, and hereby incorporated by reference.

(iv) Reserved.

(v) Expense Limitation Agreement between Stonebridge Capital Advisors, LLC and Registrant, with respect to The Covered Bridge Fund as previously filed on August 19, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 62, and hereby incorporated by reference.

(v)(a) Amendment to the Expense Limitation Agreement between Stonebridge Capital Advisors, LLC and Registrant, with respect to The Covered Bridge Fund as previously filed on October 26, 2017 to the Registrant’s Registration Statement in Post-Effective Amendment No. 305, and hereby incorporated by reference.

(vi) Expense Limitation Agreement between Absolute Capital Management LLC and Registrant, with respect to The Teberg Fund, as previously filed on November 22, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 593, and hereby incorporated by reference.

(vi)(a) First Amendment to the Expense Limitation Agreement between Absolute Capital Management LLC and Registrant, with respect to The Teberg Fund, as previously filed on January 27, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 621, and hereby incorporated by reference.

(vi)(b) Second Amendment to the Expense Limitation Agreement between Absolute Capital Management LLC and Registrant, with respect to The Teberg Fund, as previously filed on January 27, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No. 636, and hereby incorporated by reference.

(vii) Expense Limitation Agreement between RESQ Investment Partners, LLC and Registrant, with respect to the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund as previously filed on January 8, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 313, and hereby incorporated by reference.

(viii) Reserved.

(ix) Expense Limitation Agreement between PlanRock Investment Management, LLC, and Registrant, with respect to the PlanRock Income Rotation ETF and PlanRock Growth Rotation ETF to be filed by subsequent amendment.

(x) Expense Limitation Agreement between Howard Capital Management, Inc., and Registrant, with respect to the HCM Tactical Plus Fund as previously filed on July 8, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 119, and hereby incorporated by reference.

(xi) Expense Limitation Agreement between Counterpoint Funds, LLC and Registrant, with respect to the Counterpoint Tactical Income Fund as previously filed on September 24, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 203, and hereby incorporated by reference.

(xii) Expense Limitation Agreement between Counterpoint Funds, LLC and Registrant, with respect to Counterpoint Quantitative Equity ETF as previously filed on November 22, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 592, and hereby incorporated by reference.

(xiii) Expense Limitation Agreement between Howard Capital Management, Inc. and Registrant, with respect to HCM Sector Plus Fund as previously filed on March 3, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 160, and hereby incorporated by reference.

(xiii)(a) First Amendment to the Expense Limitation Agreement between Howard Capital Management, Inc. and Registrant, with respect to HCM Sector Plus Fund as previously filed on April 25, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 404, and hereby incorporated by reference.

(xiv) Expense Limitation Agreement between ABS Global Investments and Registrant, with respect to the ABS Insights Emerging Markets Fund as previously filed on September 20, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 614 and hereby incorporated by reference.

(xv) Expense Limitation Agreement between Pinnacle Family Advisors, LLC and Registrant, with respect to the Pinnacle Multi-Strategy Core Fund as previously filed on September 3, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 202, and hereby incorporated by reference.

(xvi) Expense Limitation Agreement between Absolute Capital Management, LLC and Registrant, with respect to the Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund as previously filed on October 13, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 207, and hereby incorporated by reference.

(xvi)(a) First Amendment to the Expense Limitation Agreement between Absolute Capital Management, LLC and Registrant, with respect to the Absolute Capital Defender Fund, as previously filed on January 27, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 621, and hereby incorporated by reference.

(xvi)(b) Second Amendment to the Expense Limitation Agreement between Absolute Capital Management, LLC and Registrant, with respect to the Absolute Capital Defender Fund, as previously filed on January 27, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No. 636, and hereby incorporated by reference.

(xvii) Expense Limitation Agreement between Counterpoint Funds, LLC and Registrant, with respect to the Counterpoint Tactical Equity Fund as previously filed on October 19, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 208, and hereby incorporated by reference.

(xviii) Amended and Restated Consulting Services Agreement between Registrant and Northern Lights Compliance Services, LLC as previously filed on June 14, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 544, and hereby incorporated by reference.

(xix) Expense Limitation Agreement between Boyd Watterson Asset Management, LLC and Registrant, with respect to the Boyd Watterson Limited Duration Enhanced Income Fund as previously filed on June 17, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 247, and hereby incorporated by reference.

(xix)(a) Second Amendment to the Expense Limitation Agreement between Boyd Watterson Asset Management, LLC and Registrant, with respect to the Boyd Watterson Limited Duration Enhanced Income Fund as previously filed on October 29, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 355, and hereby incorporated by reference.

(xix)(b) Third Amendment to the Expense Limitation Agreement between Boyd Watterson Asset Management, LLC and Registrant, with respect to the Boyd Watterson Limited Duration Enhanced Income Fund as previously filed on February 27, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 401, and hereby incorporated by reference.

(xix)(c) Fourth Amendment to the Expense Limitation Agreement between Boyd Watterson Asset Management, LLC and Registrant, with respect to the Boyd Watterson Limited Duration Enhanced Income Fund as previously filed on October 30, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 589, and hereby incorporated by reference.

(xx) Expense Limitation Agreement between Counterpoint Funds, LLC and Registrant, with respect to Counterpoint Quantitative Large Equity ETF, to be filed by subsequent amendment.

(xxi) Expense Limitation Agreement between Counterpoint Funds, LLC and Registrant, with respect to the Counterpoint Tactical Municipal Fund as previously filed on May 1, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 338, and hereby incorporated by reference.

(xxii) Reserved.

(xxiii) Expense Limitation Agreement between Swan Capital Management, LLC and Registrant, with respect to Swan Defined Risk Growth Fund as previously filed on November 16, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 364, and hereby incorporated by reference.

(xxiv) Expense Limitation Agreement between Howard Capital Management, Inc. and Registrant, with respect to HCM Dynamic Income Fund as previously filed on June 14, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 544, and hereby incorporated by reference.

(xxv) Expense Limitation Agreement between Howard Capital Management, Inc., and Registrant, with respect to the HCM Multi-Asset Plus Fund as previously field on July 9, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 414, and hereby incorporated by reference.

(xxvi) ETF Fund Services Agreement between Registrant and Gemini Fund Services, LLC as previously filed on September 6, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 426, and hereby incorporated by reference.

(xxvii) ETF Fund Services Agreement between Registrant and Ultimus Fund Solutions, LLC as previously filed on October 14, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 522, and hereby incorporated by reference.

(xxviii) Amended and Restated Expense Limitation Agreement between Counterpoint Funds, LLC and Registrant, with respect to the Counterpoint High Yield Trend ETF as previously filed on August 30, 2023 to the Registrant’s Registration Statement in Post Effective Amendment No. 578, and hereby incorporated by reference.

(xxix) Expense Limitation Agreement between PlanRock Investment Management, LLC, and Registrant, with respect to the PlanRock Alternative Growth ETF as previously filed on December 19, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 596, and hereby incorporated by reference.

(xxx) Fund Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC as previously filed on July 16, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No. 652, and hereby incorporated by reference.

(xxxi) Rule 12d1-4 Fund of Funds Investment Agreements.

(xxxii)(a) iShares ETFs and BlackRock Mutual Funds and Active ETFs Rule 12d1-4 Fund of Funds Investment Agreement as previously filed on February 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.

(xxxii)(b) Direxion Shares ETF Trust Rule 12d1-4 Fund of Funds Investment Agreement as previously filed on February 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.

(xxxii)(c) Direxion Funds Rule 12d1-4 Fund of Funds Investment Agreement as previously filed on February 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.

(xxxii)(d) Fidelity Merrimack Street Trust, Fidelity Covington Trust and Fidelity Commonwealth Trust Rule 12d1-4 Fund of Funds Investment Agreement as previously filed on February 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.

(xxxii)(e) Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust Rule 12d1-4 Fund of Funds Investment Agreement as previously filed on February 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.

(xxxii)(f) J.P. Morgan Exchange-Traded Fund Trust Rule 12d1-4 Fund of Funds Investment Agreement as previously filed on February 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.

(xxxii)(g) Krane Shares Trust Rule 12d1-4 Fund of Funds Investment Agreement as previously filed on February 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.

(xxxii)(h) ProFunds Rule 12d1-4 Fund of Funds Investment Agreement as previously filed on February 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.

(xxxii)(i) ProShares Trust Rule 12d1-4 Fund of Funds Investment Agreement as previously filed on February 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.

(xxxii)(j) Schwab Strategic Trust Rule 12d1-4 Fund of Funds Investment Agreement as previously filed on February 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.

(xxxii)(k) The Select Sector SPDR Trust Rule 12d1-4 Fund of Funds Investment Agreement as previously filed on February 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.

(xxxii)(l) SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust Rule 12d1-4 Fund of Funds Investment Agreement as previously filed on February 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.

(xxxii)(m) SPDR S&P 500 ETF Trust and SPDR Dow Jones Industrial Average ETF Trust Rule 12d1-4 Fund of Funds Investment Agreement as previously filed on February 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.

(xxxii)(n) VanEck ETF Trust Rule 12d1-4 Fund of Funds Investment Agreement as previously filed on February 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.

(xxxii)(o) Vanguard Fund Rule 12d1-4 Fund of Funds Investment Agreement as previously filed on February 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.

(xxxii)(p) WisdomTree Trust Rule 12d1-4 Fund of Funds Investment Agreement as previously filed on February 25, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 540, and hereby incorporated by reference.

(xxxii)(q) Tidal Trust II Rule 12d1-4 Fund of Funds Investment Agreement as previously filed on August 30, 2023 to Registrant’s Registration Statement in Post-Effective Amendment No. 578, and hereby incorporated by reference.

(i) Legal Opinion and Consent of Thompson Hine LLP. to be filed by subsequent amendment.

(j) Other Opinions. None.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. None.

(m) Rule 12b-1 Plans.

(i) Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Class A Shares as previously filed on April 22, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 104, and hereby incorporated by reference.

(i)(a) Amended and Restated exhibit A to Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Class A Shares as previously filed on June 14, 2022 to the Registrant’s Registration Statement in Post-Effective Amendment No. 544, and hereby incorporated by reference.

(ii) Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Class C Shares as previously filed on April 22, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 104, and hereby incorporated by reference.

(ii)(a) Amended and Restated exhibit A to Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Class C Shares as previously filed on April 21, 2021 to the Registrant’s Registration Statement in Post-Effective Amendment No. 507,and hereby incorporated by reference.

(iii) Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Class N Shares as previously filed on April 22, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 104, and hereby incorporated by reference.

(iv) Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for No-Load Shares as previously filed on August 19, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 62, and hereby incorporated by reference.

(v) Amended Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for No-Load Shares as previously filed on December 19, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 596, and hereby incorporated by reference.

(vi) Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Class R Shares as previously filed on July 8, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 119, and hereby incorporated by reference.

(vi) Amended and Restated exhibit A to Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Class R as previously filed on June 17, 2016 to the Registrant’s Registration Statement in Post-Effective Amendment No. 247, and hereby incorporated by reference.

(vii) Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Class A1 as previously filed on March 3, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 160, and hereby incorporated by reference.

(viii) Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Investor Class Shares as previously filed on March 3, 2015 to the Registrant’s Registration Statement in Post-Effective Amendment No. 160, and hereby incorporated by reference.

(viii)(a) Amended and Restated exhibit A to Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Investor Class Shares as previously filed on October 19, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 584, and hereby incorporated by reference.

(viii)(b) Amended and Restated exhibit A to Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for Investor Class Shares as previously file on January 19, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.

(ix) Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for ETF Shares as previously filed on December 27, 2019 to the Registrant’s Registration Statement in Post-Effective Amendment No. 439, and hereby incorporated by reference.

(ix)(a) Amended and Restated Exhibit A to Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 for ETF Shares as previously filed on December 11, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 594, and hereby incorporated by reference.

(x) Rule 18f-3 Plan as previously filed on July 8, 2014 to the Registrant’s Registration Statement in Post-Effective Amendment No. 119, and hereby incorporated by reference.

(xi) Amended and Restated Appendix A to Rule 18f-3 Plan as previously filed on October 19, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 584, and hereby incorporated by reference.

(xii) Amended and Restated Appendix A to Rule 18f-3 Plan as previously filed on January 19, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.

(xiii) Amended and Restated Appendix A to Rule 18f-3 Plan as previously filed on September 20, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 614 and hereby incorporated by reference.

(n) Reserved.

(o) Code of Ethics.

(i) Code of Ethics for the Trust as previously filed on January 19, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.

(ii) Code of Ethics for Northern Lights Distributors, LLC as previously filed on January 19, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.

(iii) Code of Ethics of Swan Capital Management, Inc. as previously filed on January 19, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.

(iv) Code of Ethics for Persimmon Capital Management LP as previously filed on January 27, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No. 636, and hereby incorporated by reference.

(v) Code of Ethics of Pinnacle Family Advisors, LLC as previously filed on January 19, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.

(vi) Code of Ethics of Stonebridge Capital Advisors, LLC as previously filed on April 29, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No. 649, and hereby incorporated by reference.

(vii) Code of Ethics of First Associated Investment Advisors, Inc. as previously filed on April 25, 2018 to the Registrant’s Registration Statement in Post-Effective Amendment No. 337, and hereby incorporated by reference.

(viii) Code of Ethics of RESQ Investment Partners, LLC as previously filed on January 19, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.

(ix) Code of Ethics for Hedgeye Asset Management LLC as previously filed on April 29, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No. 649, and hereby incorporated by reference.

(x) Code of Ethics of ABS Global Investments as previously filed on September 20, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 614 and hereby incorporated by reference.

(xi) Code of Ethics of Howard Capital Management, Inc. as previously filed on January 23, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 552, and hereby incorporated by reference.

(xii) Code of Ethics of Counterpoint Funds, LLC as previously filed on January 27, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 621, and hereby incorporated by reference.

(xiii) Code of Ethics of PlanRock Investment Management, LLC as previously filed on December 11, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 594, and hereby incorporated by reference.

(xiv) Code of Ethics of Swan Global Management, LLC as previously filed on July 28, 2025 to the Registrant’s Registration Statement in Post-Effective Amendment No. 630, and hereby incorporated by reference.

(xv) Code of Ethics of Absolute Capital Management, LLC as previously filed on January 19, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.

(xvi) Code of Ethics of Boyd Watterson Asset Management, LLC as previously filed on January 19, 2024 to the Registrant’s Registration Statement in Post-Effective Amendment No. 598, and hereby incorporated by reference.

(xvii) Code of Ethics for Tidal Investments LLC, as previously filed on January 27, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No. 636, and hereby incorporated by reference.

(xviii) Code of Ethics for Milliman Financial Risk Management, LLC as previously filed on July 16, 2026 to the Registrant’s Registration Statement in Post-Effective Amendment No. 652, and hereby incorporated by reference.

(p) Powers of Attorney.

(i) Powers of Attorney for the Trust, each trustee and a certificate with respect thereto, and each executive officer, as previously filed on May 30, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 569, and hereby incorporated by reference.

Item 29. Control Persons. None.

Item 30. Indemnification.

Generally, certain of the agreements with the Trust, or related to the Trust, provide indemnification of the Trust’s Trustees, officers, the underwriter, and certain Trust affiliates.  Insurance carried by the Trust provides indemnification of the Trustees and officers.  The details of these sources of indemnification and insurance follow.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Pursuant to the Underwriting Agreement between the Trust and Northern Lights Distributors, LLC (“NLD”), the Trust agrees to indemnify, defend and hold NLD, its several officers and managers, and any person who controls NLD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which NLD, its officers and managers, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus,  (ii) the breach of any representations, warranties or obligations set forth in the Underwriting Agreement, (iii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iv) the Trust’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, (v) the Trust’s failure to provide NLD with advertising or sales materials to be filed with the FINRA on a timely basis, (vi) the Trust’s failure to properly register Fund Shares under applicable state laws, or (vii) reasonable actions taken by NLD resulting from NLD’s reliance on instructions received from an officer, agent or legal counsel of the Trust.

Pursuant to the Underwriting Agreement, NLD agrees to indemnify, defend and hold the Trust, its several officers and Board members, and any person who controls the Trust within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which the Trust, its officers or Board members, or any such controlling person, may incur under the Securities Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Trust , its officers or Board members, or such controlling person results from such claims or demands: (i) arising out of or based upon any sales literature, advertisements, information, statements or representations made by NLD and unauthorized by the Trust or any Disqualifying Conduct in connection with the offering and sale of any Shares, or (ii) arising out of or based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by NLD to the Fund  specifically for use in the Trust’s  Registration Statement and used in the answers to any of the items of the Registration Statement or in the corresponding statements made in the Prospectus, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by NLD to the Trust  and required to be stated in such answers or necessary to make such information not misleading.

Pursuant to the Fund Services Agreement and the ETF Fund Services Agreement (the “Fund Services Agreements”), each between the Trust and Ultimus Fund Solutions, LLC (UFS), the Trust agrees to indemnify and hold UFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Trust’s refusal or failure to comply with the terms of each Fund Services Agreement, or which arise out of the Trust’s lack of good faith, gross negligence or willful misconduct with respect to the Trust’s performance under or in connection with each Fund Services Agreement.

Pursuant to the Fund Services agreements, UFS shall indemnify and hold the Trust and each applicable Fund harmless from and against any and all losses, damages, costs, charges, reasonable attorney or consultant fees, payments, expenses and liability arising out of or attributable to UFS’s refusal or failure to comply with the terms of each Fund Services Agreement, breach of any representation or warranty made by UFS contained in each Fund Services Agreement or which arise out of UFS’s lack of good faith, gross negligence, willful misconduct or reckless disregard of its duties with respect to UFS’s performance under or in connection with each Fund Services Agreement.

Pursuant to the Consulting Services Agreement (“Consulting Agreement”) with Northern Lights Compliance Services, LLC (NLCS), the Trust agrees to indemnify and hold NLCS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to (i) the Trust’s refusal or failure to comply with the terms of the Consulting Agreement, (ii) the Trust’s lack of good faith, gross negligence or willful misconduct with respect to the Trust’s performance under or in connection with this Agreement, or (iii) all reasonable actions taken by NLCS hereunder in good faith.

Pursuant to the Consulting Agreement, NLCS shall indemnify and hold the Trust and each Fund harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liabilities arising out of or attributable to NLCS’s refusal or failure to comply with the terms of the Consulting Agreement, or which arise out of NLCS’s lack of good faith, gross negligence or willful misconduct with respect to NLCS’ performance under or in connection with the Consulting Agreement.

The Trust maintains a mutual fund directors and officers liability policy. The policy, under certain circumstances, such as the inability of the Trust to indemnify Trustees and officers provides coverage to Trustees and officers.  Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or certain breaches of duty.

Generally, each management agreement or investment advisory agreement provides that neither the adviser nor any director, manager, officer or employee of the adviser performing services for the Trust at the direction or request of the adviser in connection with the adviser’s discharge of its obligations under the agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with any matter to which the agreement relates, and the adviser shall not be responsible for any action of the Trustees of the Trust in following or declining to follow any advice or recommendation of the adviser or any sub-adviser retained by the adviser pursuant to Section 9 of the agreement; PROVIDED, that nothing contained in the agreement shall be construed (i) to protect the adviser against any liability to the Trust or its shareholders to which the adviser would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of the adviser’s duties, or by reason of the adviser’s reckless disregard of its obligations and duties under the agreement, or (ii) to protect any director, manager, officer or employee of the adviser who is or was a Trustee or officer of the Trust against any liability of the Trust or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office with the Trust.  Additionally, generally, each sub-advisory agreement provides that the subadviser shall indemnify the adviser, the Trust and each Fund, and their respective affiliates and controlling persons for any liability and expenses, including without limitation reasonable attorneys’ fees and expenses, which the adviser, the Trust and/or the Fund and their respective affiliates and controlling persons may sustain as a result of the subadviser’s willful misfeasance, bad faith, gross negligence, reckless disregard of its duties hereunder or violation of applicable law, including, without limitation, the federal and state securities laws.  Generally, each sub-advisory agreement provides that adviser shall indemnify the subadviser, its affiliates and its controlling persons, for any liability and expenses, including without limitation reasonable attorneys’ fees and expenses, which may be sustained as a result of the adviser’s willful misfeasance, bad faith, gross negligence, reckless disregard of its duties hereunder or violation of applicable law, including, without limitation, the federal and state securities laws.

Item 31. Activities of Investment Advisor and Sub-Advisor.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.” The information required by this Item 31 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”). Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

Swan Capital Management, LLC, the Advisor of the Swan Defined Risk Fund, Swan Defined Risk Growth Fund and Swan Enhanced Dividend Income ETF – File No. 801-76701.

Swan Global Management, LLC, the Sub-Advisor of the Swan Defined Risk Fund, Swan Defined Risk Growth Fund and Swan Enhanced Dividend Income ETF – File No. 801-80552.

Pinnacle Family Advisors, LLC, the Advisor of the Pinnacle Multi-Strategy Core Fund – File No. 801-78013.

Stonebridge Capital Advisors, LLC, the Advisor of The Covered Bridge Fund– File No. 801-53760.

First Associated Investment Advisors, the Sub-Advisor of The Teberg Fund – File No. 801-60972.

RESQ Investment Partners, LLC, the Advisor of the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund – File No. 801-78822.

Howard Capital Management, LLC, the Advisor of the HCM Tactical Plus Fund, HCM Sector Plus Fund, HCM Multi-Asset Plus Fund, HCM Defender 500 Index ETF, HCM Defender 100 Index ETF, HCM Dynamic Income Fund and HCM Hedged Equity ETF – File No. 801-69763.

Counterpoint Funds, LLC, the Advisor of the Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund, Counterpoint Tactical Municipal Fund, Counterpoint High Yield Trend ETF and Counterpoint Quantitative Equity ETF – File No. 801-80197.

Absolute Capital Management, LLC, the Advisor of Absolute Capital Asset Allocator Fund, Absolute Capital Defender Fund and The Teberg Fund – File No. 801-61336.

Boyd Watterson Asset Management, LLC, the Advisor of Boyd Watterson Limited Duration Enhanced Income Fund – File No. 801-57468.

Persimmon Capital Management, LP, the Advisor of the Persimmon Long/Short Fund – File No. 801-131898.

PlanRock Investment Management, LLC, the Advisor of the PlanRock Alternative Growth ETF, Plan Rock Growth Rotation ETF, and PlanRock Income Rotation ETF – File No. 801-118167

ABS Global Investments, the Adviser of the ABS Insights Emerging Markets Fund – File No. 801-62188.

Hedgeye Asset Management LLC, the Sub-Advisor to Persimmon Long/Short Fund – File No. 801-132720.

Tidal Investments LLC, the Sub-Advisor to Persimmon Long/Short Fund – File No. 801-76857.

Milliman Financial Risk Management, LLC the Sub-Advisor to HCM Hedged Equity ETF – File No. 801-73056.

Item 32. Principal Underwriter.

(a) Northern Lights Distributors, LLC (“NLD”), is the principal underwriter for all series of Mutual Fund & Variable Insurance Trust. NLD also acts as principal underwriter for the following:

NLD also acts as a principal underwriter to the following investment companies: Atlas U.S. Government Money Market Fund, Inc., Atlas U.S. Tactical Income Fund, Inc. Boyar Value Fund Inc., Capitol Series Trust, Copeland Trust, DGI Investment Trust, Grandeur Peak Global Trust, Humankind Benefit Corporation, Liberty One Spectrum ETF, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust,   Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, Rayliant Trust, The North Country Funds, Texas Capital Funds Trust, The Saratoga Advantage Trust, Segall Bryant & Hamill Trust, Tributary Funds, Inc., Two Roads Shared Trust, Ultimus Managers Trust, Unified Series Trust, Valued Advisers Trust, and Zacks Trust.

(b) NLD is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). The principal business address of NLD is 4221 North 203rd St., Suite 100, Elkhorn, NE  68022 NLD is an affiliate of Ultimus Fund Solutions, LLC. Both NLD and Ultimus Fund Solutions, LLC are under common ownership of The Ultimus Fund Group, LLC.  To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Kevin Guerette	President	None
Stephen Preston	Treasurer, Chief Compliance Officer, Finance and Operations Principal, and AML Compliance Officer	None
William J. Strait	Manager, Secretary, and General Counsel	None
Melvin Van Cleave	Chief Information Securities Officer	None
David James	Manager	None

(c) Not Applicable. No underwriting commissions are paid in connection with the sale of Registrant’s Shares.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, Sub-Adviser, Principal Underwriter, Transfer Agent, Fund Accountant, Administrator and Custodian at the addresses stated in the SAI.

Swan Capital Management, LLC 1099 Main Ave., Ste. 260, Durango, CO 81301, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Swan Defined Risk Fund, Swan Defined Risk Growth Fund and Swan Enhanced Dividend Income ETF.

Pinnacle Family Advisors, LLC, 620 W. Republic Road, Suite 104, Springfield, MO 65810 pursuant to the Advisory Agreement with Trust, maintains all records required pursuant to such agreement with respect to the Pinnacle Multi-Strategy Core Fund.

Stonebridge Capital Advisors, LLC, 2550 University Avenue West, Suite 180 South, Saint Paul, MN 55114 pursuant to the Advisory Agreement with Trust, maintains all records required pursuant to such agreement with respect to The Covered Bridge Fund.

RESQ Investment Partners, LLC 9383 East Bahia Drive, Suite 120, Scottsdale, AZ 85260 pursuant to the Advisory Agreement with Trust, maintains all records required pursuant to such agreement with respect to RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund.

Howard Capital Management, LLC, 415 South Broad Street, Alpharetta, GA 30009 pursuant to the Advisory Agreement with Trust, maintains all records required pursuant to such agreement with respect to the HCM Tactical Plus Fund, HCM Sector Plus Fund, HCM Multi-Asset Plus Fund, HCM Defender 500 Index ETF, HCM Defender 100 Index ETF, HCM Dynamic Income Fund and HCM Hedged Equity ETF.

Counterpoint Funds, LLC 12770 High Bluff Drive, Suite 280, San Diego, CA 92130 pursuant to the Advisory Agreement with Trust, maintains all records required pursuant to such agreement with respect to the Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund, Counterpoint Tactical Municipal Fund, Counterpoint High Yield Trend ETF and Counterpoint Quantitative Equity ETF.

Swan Global Management, LLC 41 Shell Castle, Humacao, PR 00791 pursuant to the Sub-Advisory Agreement with Swan Capital Management, Inc., maintains all records required pursuant to such agreement with respect to the Swan Defined Risk Fund, Swan Defined Risk Growth Fund and Swan Enhanced Dividend Income ETF.

Absolute Capital Management, LLC 101 Pennsylvania Boulevard, Pittsburgh, PA 15228 pursuant to the Advisory Agreement with Trust, maintains all records required pursuant to such agreement with respect to the Absolute Capital Asset Allocator Fund, Absolute Capital Defender Fund and The Teberg Fund.

Boyd Watterson Asset Management, LLC 1301 East 9th Street, Suite 2900, Cleveland, OH 44114 pursuant to the Advisory Agreement with Trust, maintains all records required pursuant to such agreement with respect to the Boyd Watterson Limited Duration Enhanced Income Fund.

Persimmon Capital Management LP, 1777 Sentry Parkway West, Blue Bell, PA, 19422; Hedgeye Asset Management LLC, 1 High Ridge Park, 3rd Floor, Stamford, CT 06905; and Tidal Investments LLC, 234 W. Florida Street, Suite 203, Milwaukee, WI 53204 maintain all records required pursuant to their agreements with respect to the Persimmon Long/Short Fund.

PlanRock Investment Management, LLC, 7105 Peach Court, Suite 106, Brentwood, TN 37027 pursuant to the Advisory Agreement with Trust, maintains all records required pursuant to such agreement with respect to the PlanRock Income Rotation ETF, Plan Rock Growth Rotation ETF, and PlanRock Alternative Growth ETF.

ABS Global Investments, 537 Steamboat Road, Greenwich, CT 06830 pursuant to the Advisory Agreement with Trust, maintains all records required pursuant to such agreement with respect to the ABS Insights Emerging Markets Fund.

Milliman Financial Risk Management, LLC, 71 S. Wacker Drive, Chicago, IL 60606, pursuant to the Sub-Advisory Agreement with Howard Capital Management, LLC, maintains all records required pursuant to such agreement with respect to the HCM Hedged Equity ETF.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Salonga, and State of New York, on the 21st day of August , 2026.

Northern Lights Fund Trust III

By:	/s/ Brian Curley
Brian Curley, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

Northern Lights Fund Trust III

Name	Title
/s/ Brian Curley	President and Principal Executive Officer
Richard Gleason*	Treasurer and Principal Accounting Officer
Patricia Luscombe*	Independent Trustee
John V. Palancia*	Independent Trustee
Mark H. Taylor*	Independent Trustee
Jeffery D. Young*	Independent Trustee

*By:	Date:
/s/ Brian Curley	August 21 , 2026
Brian Curley

*     Attorney-in-Fact – Pursuant to Powers of Attorney as previously filed on May 30, 2023.